UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

 (Address of principal executive offices)                (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

 (Name and address of agent for service)

Registrant's telephone number, including area code:        513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2011

Common Stocks		Shares	Fair Value

Air Products and Chemicals, Inc.		20,900	1,884,762
BHP Billiton Ltd., - ADR		20,600	1,975,128
6.1%	- Total For Materials		$3,859,890

3M Company		20,345	1,902,257
Emerson Electric Company		20,190	1,179,702
ITT Corporation		20,230	1,214,812
6.8%	- Total For Industrials		$4,296,771

AT&T Incorporated		63,070	1,930,573
3.0%	- Total For Telecomm Services		$1,930,573

Coca Cola Company		28,890	1,916,563
Colgate-Palmolive Company		23,900	1,930,164
Nestle SA - ADR		21,900	1,258,812
Pepsico, Incorporated		39,135	2,520,685
Procter & Gamble Company		30,710	1,891,736
Wal-Mart Stores, Inc.		32,900	1,712,445
17.7%	- Total For Consumer Staples		$11,230,405

Comcast Corporation - Class A Special		52,250	1,213,245
McDonald's Corporation		16,500	1,255,485
Staples, Inc.		63,000	1,223,460
Target Corporation		36,500	1,825,365
8.7%	- Total For Consumer Discretionary		$5,517,555

Chevron Corporation		23,635	2,540,526
Royal Dutch Shell PLC - Class B ADR		36,500	2,673,260
Schlumberger Ltd.		14,000	1,305,640
Statoil ASA - ADR		71,200	1,967,968
13.3%	- Total For Energy		$8,487,394

ACE Limited		20,100	1,300,470
Allstate Corporation		38,105	1,210,977
Bank of New York Mellon Corp		63,962	1,910,545
PNC Financial Services Group, Inc.		20,240	1,274,918
RenaissanceRe Holdings, Ltd.		18,500	1,276,315
11.0%	- Total For Financial Services		$6,973,225

Abbott Laboratories		53,030	2,601,122
Becton, Dickinson and Company		23,870	1,900,529
Bristol-Myers Squibb Company		47,900	1,265,997
Gilead Sciences Inc.*		32,450	1,378,151
Medtronic, Inc.		31,300	1,231,655
13.2%	- Total For Health Care		$8,377,454

Accenture PLC - Class A		23,320	1,281,900
Adobe Systems, Inc.*		38,000	1,260,080
Cisco Systems, Inc.*		72,000	1,234,800
Hewlett-Packard Company		29,100	1,192,227
International Business Machines Corporation		11,600	1,891,612
Microsoft Corporation		69,285	1,759,146
Qualcomm, Inc.		23,230	1,273,701
15.5%	- Total For Information Technology		$9,893,466

Nextera Energy Incorporated		22,520	1,241,302
2.0%	-Total For Utilities		$1,241,302

Total Common Stocks:	91.2%		$61,808,035
(Common Stock Identified Cost $49,077,173)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield ***			719,292
Total Cash Equivalents:	1.1%		$719,292
(Cash Equivalents Identified Cost $1,660,669)

Total Portfolio Value:	91.2%		$62,527,327
(Identified Cost $49,077,173)

Other Assets Less Liabilities:	1.6%		$1,060,174

Total Net Assets: 100.0%			$63,587,501

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2011

Common Stocks		Shares	Fair Value

Air Products and Chemicals, Inc.		9,400	847,692
BHP Billiton LTD - ADR		8,900	853,332
Freeport McMoran Copper & Gold		7,000	388,850
Potash Corporation of Saskatchewan, Inc.		15,120	891,022
Stillwater Mining Company*		19,500	447,135
Vale - ADR		11,610	387,194
9.2%	- Total For Materials		$3,815,225

3M Company		9,125	853,188
Emerson Electric Company		14,200	829,706
Eaton Corporation		16,000	887,040
Illinois Tool Works		15,625	839,375
Norfolk Southern Corporation		12,900	893,583
10.4%	- Total For Industrials		$4,302,892

Pepsico, Incorporated		19,200	1,236,672
Procter & Gamble Company		19,900	1,225,840
Wal-Mart Stores, Inc.		14,600	759,930
7.8%	- Total For Consumer Staples		$3,222,442

Johnson Controls Inc.		20,400	848,028
Kohl's Corporation*		14,900	790,296
McDonald's Corporation		10,390	790,575
Nordstrom, Incorporated		18,800	843,744
7.9%	- Total For Consumer Discretionary		$3,272,643

Baker Hughes, Incorporated		12,350	906,861
Chevron Corporation		7,670	824,448
Royal Dutch Shell PLC - Class A ADR		11,900	867,034
Royal Dutch Shell PLC - Class B ADR		6,450	472,398
CNOOC Limited - ADR		4,910	1,242,426
Schlumberger Ltd.		18,325	1,708,989
14.5%	- Total For Energy		$6,022,156

AON Corporation		15,900	842,064
Bank of New York Mellon Corp		39,385	1,176,430
ACE Limited		13,300	860,510
Axis Capital Holdings Limited		21,850	763,002
Franklin Resources, Inc.		6,920	865,554
JP Morgan Chase & Company		18,400	848,240
PNC Financial Services Group, Inc.		13,500	850,365
RenaissanceRe Holdings Ltd.		13,000	896,870
17.1%	- Total For Financial Services		$7,103,035

Abbott Laboratories		22,180	1,087,929
Celgene Corp*		23,200	1,335,740
Gilead Sciences Inc*		29,440	1,250,317
Watson Pharmaceuticals Inc.*		14,660	821,107
10.9%	- Total For Health Care		$4,495,093

Accenture PLC - Class A		15,020	825,649
Adobe Systems Inc.*		27,500	911,900
Apple Computer, Incorporated*		3,725	1,298,190
Cisco Systems, Inc.*		44,510	763,346
Google Inc. - Class A*		2,130	1,249,799
Hewlett-Packard Company		29,130	1,193,456
International Business Machines Corp.		5,120	834,918
Microsoft Corporation		30,700	779,473
Qualcomm, Inc.		14,400	789,552
20.9%	- Total For Information Technology		$8,646,283

Total Common Stocks:	98.7%		$40,879,769
(Common Stock Identified Cost $34,425,776)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield ***			539,115
Total Cash Equivalents:	1.3%		$539,115
(Cash Equivalents Identified Cost $824,996)

Total Portfolio Value:	100.0%		$41,418,884
(Identified Cost $34,425,776)

Other Assets Less Liabilities:	0.0%		$18,169

Total Net Assets: 100.0%			$41,437,053

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

DYNAMIC GROWTH FUND	Portfolio of Investments as of March 31, 2011

Common Stocks		Shares	Fair Value

CF Industries Holdings, Inc.		1,340	183,299
Cliffs Natural Resources Incorporated		1,650	162,162
Freeport McMoran Copper & Gold		5,000	277,750
Molycorp, Incorporated*		1,000	60,020
Mosaic Company		1,800	141,750
Potash Corporation of Saskatchewan, Inc.		6,360	374,795
Stillwater Mining Company*		10,700	245,351
Walter Energy, Inc.		1,500	203,145
13.0%	- Total For Materials		$1,648,272

Caterpillar, Inc.		2,025	225,484
Cummins, Incorporated		2,870	314,609
CSX Corporation		1,500	117,900
Eaton Corporation		6,880	381,427
Chart Industries, Inc.*		1,100	60,544
Joy Global Inc.		1,400	138,334
Norfolk Southern Corporation		5,090	352,584
Rockwell International Corporation (New)		1,900	179,835
Union Pacific Corporation		2,600	255,658
16.0%	- Total For Industrials		$2,026,375

MetroPCS Communications, Inc.*		5,500	89,320
0.7%	- Total For Telecommunication Services		$89,320

Amazon.com Inc.*		1,270	228,765
Chipotle Mexican Grill, Inc.*		460	125,290
Walt Disney Company		4,000	172,360
Dick's Sporting Goods, Inc.*		3,000	119,940
Ford Motor Company (New)*		7,000	104,370
Johnson Controls Inc.		5,875	244,224
Kohls Corporation*		3,000	159,120
Netflix Inc.*		575	136,724
Nike Incorporated, Class B		1,375	104,087
Priceline.com Inc.*		500	253,220
Under Armour, Inc.*		1,250	85,062
13.7%	- Total For Consumer Discretionary		$1,733,162

Approach Resources Inc.*		2,600	87,282
Brigham Exploration*		2,300	85,514
CNOOC Limited - ADR		1,447	366,149
Core Laboratories N.V.		2,900	296,293
Continental Resources, Incorporated*		1,250	89,338
FMC Technologies Inc.*		1,900	179,512
Halliburton Company		3,725	185,654
Nabors Industries, Incorporated*		3,300	100,254
Schlumberger Ltd.		3,480	324,545
Seadrill Ltd.		5,660	204,156
Tenaris SA- ADR		2,650	131,069
Whiting Petroleum Corporation*		2,500	183,625
17.7%	- Total For Energy		$2,233,391

American Express Company		2,790	126,108
Bank of America Corporation		7,000	93,310
Franklin Resources, Inc.		1,000	125,080
CIT Group Inc.*		2,000	85,100
Gamco Investors Inc.		4,200	194,712
Goldman Sachs Group, Inc.		700	111,020
5.8%	- Total For Financial Services		$735,330

Celgene Corp*		4,045	232,891
Vertex Pharmaceuticals Incorporated*		3,270	156,731
Watson Pharmaceuticals, Inc.*		2,500	140,025
4.2%	- Total For Health Care		$529,647

Apple Inc.*		2,300	801,567
Akamai Technologies*		2,900	110,200
Arm Holdings PLC ADR*		2,000	56,340
Cavium Networks Inc.*		2,600	116,818
Cognizant Technology Solutions Corporation*		2,620	213,268
EMC Corporation*		11,000	292,160
F5 Networks*		1,600	164,112
Fortinet Inc.*		2,500	110,375
Google Inc. - Class A*		680	398,997
INPHI Corporation*		5,000	105,050
Juniper Networks Inc.*		5,300	223,024
NetApp Incorporated*		2,200	105,925
Opentable Incoporated*		1,500	159,525
Oracle Corporation		3,000	100,297
Qualcomm, Inc.		2,000	109,660
Solarwinds Inc.*		6,000	140,760
Terradata Corp*		2,700	136,890
Salesforce.com, Inc.*		1,890	252,466
28.4%	- Total For Information Technology		$3,597,434

Total Common Stocks:	99.5%		$12,592,931
(Common Stock Identified Cost $10,397,174)

Fixed Income Securities		Face

Gamco Investors Incorporated Debentures, 0% Due 12/31/15*		17,600	$11,526
Total Fixed Income:	0.1%		$11,526
(Fixed Income Identified Cost $17,600)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield ***			54,161
Total Cash Equivalents:	0.4%		$54,161
(Cash Equivalents Identified Cost $54,161)

Total Portfolio Value:	100.0%		$12,658,618
(Identified Cost $10,468,935)

Other Assets Less Liabilities:	0.0%		$(6,573)

Total Net Assets: 100.0%			$12,652,045

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of March 31, 2011

Common Stocks		Shares	Fair Value

ALCOA, INC.		5,300	93,598
AK STEEL HOLDING CORPORATION		5,900	93,102
CF INDUSTRIES HOLDINGS, INC.		700	95,753
CLIFFS NATURAL RESOURCES INCORPORATED		900	88,452
FREEPORT MCMORAN COPPER & GOLD		1,400	77,770
NUCOR CORPORATION		2,000	92,040
5.8%	- Total For Materials		$540,715

CSX CORPORATION		1,000	78,600
DANAHER CORPORATION		1,900	98,610
DOVER CORPORATION		1,400	92,036
EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.		1,900	95,285
NORFOLK SOUTHERN CORPORATION		1,400	96,978
RYDER SYSTEM, INCORPORATED		1,800	91,080
5.9%	- Total for Industrials		$552,589

MOTOROLA SOLUTIONS, INC.*		2,286	102,161
METROPCS COMMUNICATIONS, INC.*		8,600	139,664
2.6%	- Total for Telecomm Services		$241,825

ARCHER DANIELS MIDLAND COMPANY		1,800	64,818
TYSON FOODS INCORPORATED		4,100	78,679
WHOLE FOODS MARKET, INCORPORATED		2,100	138,390
3.0%	- Total For Consumer Staples		$281,887

CBS CORPORATION CLASS B		3,400	85,136
CARNIVAL CORPORATION		2,300	88,228
D.R. HORTON, INC.		6,000	69,900
DISCOVERY COMMUNICATIONS INCORPORATED*		2,200	87,780
GANNETT COMPANY, INCORPORATED		5,900	89,857
HARMAN INTERNATIONAL INDUSTRIES, INCORPORATED		2,000	93,640
STARWOOD HOTELS & RESORTS WORLDWIDE, INC.*		1,600	92,992
JOHNSON CONTROLS INC.		1,900	78,983
MACY'S, INC.		3,700	89,762
NEWS CORPORATION INC. - CLASS A		5,900	103,722
WHIRLPOOL CORPORATION		1,000	85,360
10.3%	- Total For Consumer Discretionary		$965,360

APACHE CORPORATION		700	91,644
PEABODY ENERGY CORPORATION		1,500	107,940
CHESAPEAKE ENERGY CORPORATION		3,200	107,264
CONOCOPHILLIPS		1,000	79,860
CHEVRON CORPORATION		1,500	161,235
DENBURY RESOURCES*		3,800	92,720
DEVON ENERGY CORPORATION		1,100	100,947
HESS CORPORATION		1,000	85,210
USX - MARATHON GROUP INC.		1,800	95,958
MURPHY OIL CORPORATION		1,100	80,762
SCHLUMBERGER LTD.		1,100	102,586
SUNOCO, INC.		1,900	86,621
SOUTHWESTERN ENERGY COMPANY*		2,600	111,722
TESORO PETROLEUM CORPORATION*		4,500	120,735
VALERO ENERGY CORPORATION		3,400	101,388
EXXON MOBIL CORPORATION		3,900	328,107
19.9%	- Total For Energy		$1,854,699

AFLAC INCORPORATED		2,500	131,950
AMERICAN INTERNATIONAL GROUP, INC.*		2,400	84,336
AMERIPRISE FINANCIAL, INC.		1,900	116,052
CB RICHARD ELLIS GROUP, INC.*		4,300	114,810
CAPITAL ONE FINANCIAL CORPORATION		1,400	72,744
JANUS CAPITAL GROUP INC.*		7,300	91,031
KEYCORP (NEW)		8,000	71,040
LEGG MASON, INC.		1,900	68,571
MOODY'S CORPORATION		2,500	84,775
METLIFE, INC.		1,500	67,095
MORGAN STANLEY		2,300	62,836
NASDAQ STOCK MARKET INC.*		3,600	93,024
NYSE EURONEXT		2,000	70,340
PRUDENTIAL FINANCIAL, INC.		1,200	73,896
WEYERHAEUSER COMPANY		3,700	91,020
13.8%	- Total For Financial Services		$1,293,520

AMERISOURCEBERGEN CORPORATION		4,240	167,734
CARDINAL HEALTH, INCORPORATED		1,600	65,808
EXPRESS SCRIPTS INC CLASS A*		1,600	88,976
MEDCO HEALTH SOLUTIONS, INC.*		950	53,352
TENET HEALTHCARE*		13,000	96,850
5.1%	- Total For Health Care		$472,720

APPLE COMPUTER, INCORPORATED*		700	243,955
ANALOG DEVICES, INC.		2,000	78,760
AUTODESK, INC.*		2,300	101,453
ALTERA CORPORATION		2,400	105,648
APPLIED MATERIALS, INCORPORATED		4,800	74,976
BROADCOM CORP		3,500	137,830
DELL, INC.*		6,500	94,315
F5 NETWORKS*		800	82,056
CORNING INCORPORATED		3,200	66,016
HARRIS CORPORATION		1,900	94,240
INTEL CORPORATION		4,600	92,828
JABIL CIRCUIT, INC.		9,160	187,139
JDS UNIPHASE CORP*		4,300	89,612
LINEAR TECHNOLOGY CORPORATION		2,800	94,164
LSI CORP.*		12,900	87,720
MICROCHIP TECHNOLOGY		2,500	95,026
MICROSOFT CORPORATION		5,900	149,801
MICRON TECHNOLOGY INCORPORATED*		9,100	104,377
NATIONAL SEMICONDUCTOR CORPORATION		4,600	65,964
NETAPP INCORPORATED*		1,900	91,480
NOVELLUS SYSTEMS, INC.*		2,100	77,973
SANDISK*		2,100	96,789
TERADYNE*		5,600	99,736
TELLABS INCORPORATED		13,400	70,216
TEXAS INSTRUMENTS, INC.		2,600	89,856
VISA INC. CLASS A SHARES		1,200	88,344
MEMC ELECTRONIC MATERIALS*		7,200	93,312
29.5%	- Total For Information Technology		$2,753,586

PEPCO HOLDINGS INC		4,500	83,925
PPL CORPORATION		3,600	91,080
1.9%	- Total For Utilities		$175,005

Total Common Stocks:	97.8%		$9,131,906
(Common Stock Identified Cost $7,528,219)

Real Estate Investment Trusts (REITs)
PUBLIC STORAGE INC		700	77,637
Total REITs:	0.8%		$77,637
(REIT Identified Cost $48,052)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.08% yield **			126,286
Total Cash Equivalents:	1.4%		$126,286
(REITs Identified Cost $126,286)

Total Portfolio Value:	100.0%		$9,335,829
(Identified Cost $7,702,557)

Other Assets Less Liabilities: 0.0%			$(2561)

Total Net Assets: 100.0%			$9,333,268

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2011

Common Stocks		Shares	Fair Value

AK STEEL HOLDING CORPORATION		20,300	320,334
CABOT CORPORATION		15,000	694,350
CF INDUSTRIES HOLDINGS, INC.		2,500	341,975
CLIFFS NATURAL RESOURCES INCORPORATED		3,800	373,464
GREIF BROTHERS CORPORATION		4,500	294,345
HUNTSMAN CORPORATION		45,300	787,314
INTREPID POTASH INC.*		9,600	334,272
SCHNITZER STEEL INDUSTRIES, INC.		6,700	435,567
STEEL DYNAMICS, INC.		20,200	379,154
WALTER INDUSTRIES		2,700	365,661
9.1%	- Total For Materials		$4,326,436

AGCO CORP*		6,800	373,796
CNH GLOBAL N.V.*		11,100	538,905
DOVER CORPORATION		5,000	328,700
HERTZ GLOBAL HOLDINGS INCORPORATED*		28,800	450,144
KENNAMETAL, INCORPORATED		8,200	319,800
MONSTER WORLDWIDE*		13,900	221,010
NAVISTAR INTERNATIONAL*		5,300	367,449
OWENS CORNING INCORPORATED*		8,800	316,712
OSHKOSH TRUCK CORPORATION*		7,200	254,736
RYDER SYSTEM, INCORPORATED		6,600	333,960
REGAL-BELOIT CORPORATION		4,500	332,235
THOMAS & BETTS CORPORATION*		6,100	362,767
TORO COMPANY		5,400	357,588
TOWERS WATSON & COMPANY -- CL A		5,900	327,214
10.3%	- Total For Industrials		$4,885,016

METROPCS COMMUNICATIONS, INC.*		45,600	740,544
1.6%	- Total For Telecommunications		$740,544

CORN PRODUCTS INTERNATIONAL, INC.		8,100	419,742
HERBALIFE LTD.		11,300	919,368
TYSON FOODS INCORPORATED		18,200	349,258
3.6%	- Total For Consumer Staples		$1,688,368

AUTOLIV INC		6,300	467,649
AUTONATION, INC.*		11,900	420,903
CBS CORPORATION CLASS B		18,200	455,728
CLEAR CHANNEL OUTDOOR HOLDINGS, INC.*		26,600	387,030
DISCOVERY COMMUNICATIONS INCORPORATED*		16,700	666,330
FEDERAL-MOGAL CORPORATION*		16,000	398,400
HYATT HOTELS CORP. - CLASS A*		6,800	292,672
KAR AUCTION SERVICES INC.*		22,000	337,480
LEAR CORPORATION*		8,000	390,960
OFFICE DEPOT INC.*		38,900	180,107
ROYAL CARIBBEAN CRUISES LTD*		9,800	404,348
TEMPUR-PEDIC INT'L*		9,900	501,534
TRW AUTOMOTIVE HOLDINGS CORP.*		10,400	572,832
11.5%	- Total For Consumer Discretionary		$5,475,973

ARCH COAL, INC.		11,600	418,064
ALPHA NATURAL RESOURCES INCORPORATED*		5,500	326,535
SEACOR HOLDINGS INC.*		3,100	286,626
DENBURY RESOURCES*		14,100	344,040
FRONTIER OIL CORPORATION*		21,900	642,108
HOLLY CORPORATION		11,600	704,816
MURPHY OIL CORPORATION		4,400	323,048
SM ENERGY COMPANY		4,500	333,855
SUNOCO, INC.		8,100	369,279
TESORO PETROLEUM CORPORATION*		22,800	611,724
ULTRA PETROLEUM CORP.*		7,500	369,375
VALERO ENERGY CORPORATION		16,000	477,120
CIMAREX ENERGY COMPANY		2,900	334,196
11.7%	- Total For Energy		$5,540,786

AMERICAN INTERNATIONAL GROUP, INC.*		8,700	305,718
AMERIPRISE FINANCIAL, INC.		5,700	348,156
ARES CAPITAL CORPORATION		18,200	308,444
AXIS CAPITAL HOLDINGS LIMITED		8,700	303,804
CB RICHARD ELLIS GROUP, INC.*		21,100	563,370
FIRST NIAGARA FINANCIAL GROUP, INC.		23,000	312,340
HOSPITALITY PROPERTIES TRUST		13,400	310,210
JONES LANG LASALLE INCORPORATED		3,700	369,038
JANUS CAPITAL GROUP INC.*		25,400	316,738
MBIA, INC.*		32,300	324,292
NASDAQ STOCK MARKET INC.*		12,700	328,168
NYSE EURONEXT		9,600	337,632
RAYMOND JAMES FINANCIAL		8,900	340,336
VALIDUS HOLDINGS LIMITED		11,100	369,963
WEYERHAEUSER COMPANY		16,000	393,600
11.0%	- Total For Financial Services		$5,231,809

AMERISOURCEBERGEN CORPORATION		36,100	1,428,116
BIOMARIN PHARM*		12,300	309,099
COMMUNITY HEALTH SYSTEMS INC.*		9,300	371,907
HEALTH MANAGEMENT ASSOCIATES INC. - A*		107,000	1,166,300
ILLUMINA*		4,900	343,343
SXC HEALTH SOLUTIONS CORPORATION*		7,400	405,520
TENET HEALTHCARE*		47,000	350,150
9.2%	- Total For Health Care		$4,374,435

AGILENT TECHNOLOGIES, INC.*		7,300	326,894
ANALOG DEVICES, INC.		9,000	354,420
ALTERA CORPORATION		10,400	457,808
ARROW ELECTRONICS, INCORPORATED*		8,500	355,980
ATMEL CORPORATION*		24,100	328,483
AVAGO TECHNOLOGIES LTD*		12,700	394,970
AVX CORPORATION		21,000	313,110
CADENCE DESIGN SYSTEM INC*		35,600	347,100
FAIRCHILD SEMICON INTL CL A*		32,400	589,680
FACTSET RESEARCH SYSTEMS INC.		5,000	523,650
F5 NETWORKS*		2,900	297,453
HARRIS CORPORATION		5,900	292,640
INGRAM MICRO, INC.*		16,900	355,407
INTERNATIONAL RECTIFIER CORPORATION*		10,200	337,212
INTERSIL CORPORATION		20,600	256,470
ITRON*		4,300	242,692
JABIL CIRCUIT, INC.		28,400	580,212
JDS UNIPHASE CORP*		26,600	554,344
LAM RESEARCH CORPORATION*		7,600	430,616
MICROCHIP TECHNOLOGY		9,200	349,692
MICROS SYSTEMS*		8,600	425,098
MARVELL TECH GROUP*		14,700	228,585
MICRON TECHNOLOGY INCORPORATED*		30,200	346,394
NATIONAL SEMICONDUCTOR CORPORATION		22,000	315,480
NOVELLUS SYSTEMS, INC.*		10,500	389,865
ON SEMICONDUCTOR CORP*		40,700	401,302
PMC-SIERRA, INC.*		36,000	270,360
RAMBUS*		15,300	302,175
ECHOSTAR HOLDING CORP - A*		14,500	548,825
SANDISK*		10,200	470,118
SUNPOWER CORPORATION - CLASS A*		19,800	339,372
TECH DATA CORPORATION*		7,500	381,450
TERADYNE*		28,400	505,804
VISHAY PRECISION GROUP INCORPORATED*		18,707	293,139
VARIAN SEMICONDUCTOR EQUIPMENT*		7,300	355,291
VISHAY INTERTECHNOLOGY, INCORPORATED*		39,300	697,182
ZEBRA TECHNOLOGIES CORP. CLASS A*		8,100	317,844
30.1%	- Total For Information Technology		$14,277,117

PEPCO HOLDINGS INC		15,000	279,750
0.6%	- Total For Utilities		$279,750

Total Common Stocks:	98.7%		$46,820,234
(Common Stock Identified Cost $33,820,914)

Real Estate Investment Trusts (REITs)
RAYONIER, INC.		5,500	342,705
Total REITs:	0.7%		$342,705
(REIT Identified Cost $269,095)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield **			276,928
Total Cash Equivalents: 0.6%			$276,928
(Cash Equivalents Identified Cost $276,928)

Total Portfolio Value:	100.0%		$47,439,867
(Identified Cost $34,366,937)

Other Assets Less Liabilities: 0.0%			$(17,079)

Total Net Assets: 100.0%			$47,422,788

* Non-income producing security

The accompanying notes are an integral part of these financial statements.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of March 31, 2011

Common Stocks		Shares	Fair Value

BUCKEYE TECHNOLOGIES		3,700	100,751
CENTURY ALUMINUM CO*		3,200	59,776
CLEARWATER PAPER CORPORATION*		900	73,260
FERRO CORPORATION*		5,000	82,950
GEORGIA GULF*		1,500	55,500
KOPPERS HOLDINGS, INC.		1,300	55,510
QUAKER CHEMICAL CORPORATION		1,800	72,306
MATERION CORPORATION*		1,300	53,040
NORANDA ALUMINUM HOLDINGS CORPORATION*		5,900	94,695
OM GROUP, INC.*		1,500	54,810
OMNOVA SOLUTIONS INC.*		9,200	72,404
POLYONE CORPORATION*		4,800	68,208
SENOMYX, INC.*		8,300	50,132
TPC GROUP, INCORPORATED*		1,800	51,966
UNITED STATES LIME & MINERAL INCORPORATED*		1,200	48,612
WESTLAKE CHEMICAL CORPORATION		1,200	67,440
HORSEHEAD HOLDING CORPORATION*		4,100	69,905
14.7%	- Total For Materials		$1,131,265

ADVANCED BATTERY TECHNOLOGIES INCORPORATED*		12,500	24,250
ACACIA RESEARCH - ACACIA TECHNOLOGIES*		1,900	65,265
ALBANY INTERNATIONAL CORP. CLASS A		2,300	57,270
APPLIED INDUSTRIAL TECHNOLOGIES, INC.		1,500	49,890
ALAMO GROUP		1,900	52,155
BEACON ROOFING SUPPLY, INC.*		2,500	51,175
GREAT LAKES DREDGE & DOCK COMPANY		8,300	63,329
GP STRATEGIES CORPORATION*		5,000	68,000
HAWAIIAN HOLDINGS, INC.*		6,700	40,267
HORIZON LINES INC.		10,300	8,755
KADANT, INC.*		2,300	60,237
KELLY SERVICES INCORPORATED, CLASS A*		2,300	49,933
LABARGE INCORPORATED*		3,700	65,490
US AIRWAYS GROUP, INC.*		7,300	63,583
LSI INDUSTRIES INCORPORATED		6,100	44,164
NACCO INDUSTRIES INCORPORATED CLASS A		500	55,335
INSPERITY, INC.		1,800	54,684
PACER INT'L*		7,100	37,275
PARK-OHIO INDUSTRIES, INC. OF OHIO*		3,200	66,112
SAIA, INC.*		3,400	55,726
STEELCASE, INC.		5,400	61,452
SFN GROUP, INC.*		3,900	54,951
GT SOLAR INTERNATIONAL INC.*		4,900	52,283
TRIMAS CORPORATION*		2,900	62,350
USA TRUCK, INC.*		3,000	39,000
VIAD CORPORATION		2,200	52,668
17.7%	- Total For Industrials		$1,355,599

MGP INGREDIENTS, INC.*		5,200	45,344
PANTRY*		2,300	34,109
SUSSER HOLDINGS CORPORATION*		3,300	43,197
USANA HEALTH SCIENCES, INC.*		1,100	37,961
2.1%	- Total For Consumer Staples		$160,611

ASBURY AUTOMOTIVE*		3,200	59,168
AH BELO CORPORATION*		6,500	54,340
AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.*		4,400	55,396
BALLANTYNE STRONG INCORPORATED*		5,100	36,567
DELTA APPAREL INCORPORATED*		3,100	44,299
FISHER COMM*		2,500	77,700
ICONIX BRAND GROUP INCORPORATED*		2,900	62,292
IROBOT CORPORATION*		2,200	72,358
JOHNSON OUTDOORS INC.*		4,000	60,760
KID BRANDS, INCORPORATED*		5,400	39,690
PENSKE AUTOMOTIVE GROUP, INC.*		2,600	52,052
RUTH'S HOSPITALITY GROUP, INCORPORATED*		10,000	51,600
SELECT COMFORT*		7,500	90,450
SHILOH INDUSTRIES, INC.*		4,800	56,064
SPARTAN MOTORS, INC.		8,900	61,054
LIN TV*		9,400	55,742
VALASSIS COMMUNICATIONS, INC.*		1,300	37,882
EXIDE TECHNOLOGIES*		5,500	61,435
13.4%	- Total For Consumer Discretionary		$1,028,849

VAALCO ENERGY INC.*		6,900	53,544
ENERGY PARTNERS, LTD.*		3,400	61,200
GULFPORT ENERGY CORPORATION*		3,600	130,068
INTERNATIONAL COAL GROUP, INC.*		7,100	80,230
RAM ENERGY RESOURCES INCORPORATED*		29,000	60,320
VENOCO INC.*		2,900	49,561
WESTERN REFINING, INC.*		5,600	94,920
WARREN RESOURCES INC.*		11,300	57,743
W&T OFFSHORE, INC.		2,800	63,812
CROSSTEX ENGY		5,000	49,713
9.1%	- Total For Energy		$701,111

AMERICAN SAFETY INSURANCE HOLDINGS, LTD*		2,300	49,289
BGC PARTNERS, INC.		10,700	99,296
CRAWFORD AND COMPANY - CLASS B		12,700	60,452
CITIZENS & NORTHERN CORPORATION		3,100	52,111
GFI GROUP INC.		9,700	48,694
MAIN STREET CAPITAL CORPORATION		2,656	49,003
MONMOUTH REAL ESTATE INVESTMENT CORPORATION		6,300	51,723
PZENA INVESTMENT MANAGEMENT INC.		7,100	50,126
SANDERS MORRIS		7,900	63,279
TICC CAPITAL CORPORATION		4,400	47,828
7.4%	- Total For Financial Services		$571,801

AKORN, INC.*		9,400	54,238
ARIAD PHARM*		8,900	66,928
FIVE STAR QUALITY CARE INCORPORATED*		8,500	69,105
MOMENTA PHARMA*		4,100	64,985
SCICLONE PHARM*		18,500	74,740
SUPERGEN*		18,500	57,350
5.0%	- Total For Health Care		$387,346

ANADIGICS, INC.*		10,300	46,041
BROOKS AUTOMATION, INC.*		5,500	75,515
BRIGHTPOINT, INC.*		6,000	65,055
COGNEX CORPORATION		1,800	50,850
CIRRUS LOGIC INC*		2,400	50,472
COMPUTER TASK GROUP, INCORPORATED*		4,300	57,147
DDI		4,100	43,337
ENTEGRIS*		9,300	81,654
ENTROPIC COMMUNICATIONS INCORPORATED*		13,100	110,695
ELECTRO SCIENTIFIC*		3,500	60,760
FINISAR*		2,600	63,960
HACKETT GROUP, INC.*		13,400	51,456
INFINERA CORP*		5,500	46,145
KULICKE & SOFFA INDUSTRIES, INC.*		6,400	59,840
LITTELFUSE		1,000	57,100
LOGMEIN, INC.*		1,500	63,240
LIQUIDITY SERVICES INC.*		3,300	58,938
LTX-CREDENCE CORPORATION*		6,600	60,258
MIPS TECHNOLOGIES INC CLASS A*		4,500	47,205
MKS INSTRUMENTS		2,300	76,590
MINDSPEED TECHNOLOGIES INC.*		5,800	49,068
NANOMETRICS INC*		3,200	57,888
NETWORK ENGINES, INC.*		27,800	56,434
NEWPORT CORPORATION*		3,200	57,088
INSIGHT ENTERPRISES*		4,300	73,229
PC CONNECTION*		5,700	50,502
PHOTRONICS*		11,600	104,052
EPLUS INCORPORATED*		2,300	61,203
POWER-ONE INC*		5,900	51,625
RUBICON TECHNOLOGY, INCORPORATED*		2,200	60,896
RUDOLPH TECHNOLOGIES, INC.*		6,300	68,922
SMART MODULAR TECHNOLOGIES (WWH), INC.*		7,500	58,200
TESSCO TECHNOLOGIES INCORPORATED		3,100	35,650
ULTRA CLEAN HOLDINGS, INC.*		5,100	52,734
VEECO INSTRUMENTS INC.*		1,100	55,924
VIASYSTEMS GROUP, INC.*		2,800	76,412
XYRATEX LTD COM*		3,200	35,712
ZIX CORPORATION*		14,500	53,650
29.8%	- Total For Information Technology		$2,285,447

Total Common Stocks:	99.2%		$7,622,029
(Common Stock Identified Cost $6,186,992)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield **			61,196
Total Cash Equivalents:	0.8%		$61,196
(Cash Equivalents Identified Cost $61,196)

Total Portfolio Value:	100.0%		$7,683,225
(Identified Cost $6,248,188)

Other Assets Less Liabilities: 0.0%			$(4,578)

Total Net Assets: 100.0%			$7,678,647

* Non-income producing security

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2011

Real Estate Investment Trusts (REITs)		Shares	Fair Value

Apartment Investment and Management, Co. - Class A		10,088	256,941
Avalon Bay Communities, Inc.		3,909	469,393
BRE Properties, Inc.		3,500	165,130
Equity Residential Properties Trust		5,500	310,255
Essex Property Trust, Inc.		1,870	231,880
United Dominion Realty Trust, Inc.		7,307	178,072
16.7%	- Total Apartments		$1,611,671

Vornado Realty Trust		5,061	442,837
Post Properties		4,400	172,700
6.4%	- Total Diversified		$615,537

Health Care Property Investors		7,800	295,932
Health Care REIT		4,200	220,248
5.3%	- Total Health Care		$516,180

Hospitality Property Trust		8,000	185,200
Camden Property Trust		3,500	198,870
Host Hotels and Resorts		21,954	386,610
Starwood Hotels & Resorts Worldwide, Inc.		2,700	156,924
Senior Housing Properties Trust		9,500	218,880
11.9%	- Total Lodging and Hotels		$1,146,484

Plum Creek Timber Co., Inc.		6,000	261,660
2.7%	- Total Materials		$261,660

Alexandria Real Estate		3,000	233,910
AMB Property Corporation		5,700	205,029
Biomed Realty Trust		7,000	133,140
Boston Properties, Inc.		5,500	521,675
Corporate Office Properties Trust		2,000	72,280
Digital Realty Trust, Inc.		3,500	203,490
Kilroy Realty Corporation		3,545	137,652
Liberty Property Trust		4,861	159,927
Prologis Trust		12,000	191,760
Mack-Cali Realty Corporation		2,500	84,750
DCT Industrial Trust, Inc.		18,000	99,900
21.2%	- Total Office and Industrial		$2,043,513

CBL & Associates Properties		3,194	55,639
Developers Diversified Realty Corp		9,380	131,320
Equity One		7,000	131,390
Federal Realty Investment Trust		2,000	163,120
Kimco Realty Corporation		11,767	215,807
Macerich Company		3,592	177,912
National Retail Properties Inc.		11,500	300,495
Regency Centers Corporation		6,775	294,577
Simon Property Group, Inc.		7,954	852,351
SL Green Realty Corp		3,467	260,718
Tanger Factory Outlet Centers, Inc.		6,000	157,440
Taubman Centers, Inc.		2,200	117,876
29.6%	- Total Retail		$2,858,645

Public Storage, Inc.		4,000	443,640
4.6%	- Total Storage		$443,640

Total REITs:	98.4%		$9,497,330
(REITs Identified Cost $6,261,905)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield *			138,187
Total Cash Equivalents: 1.4%			$138,187
(Cash Equivalents Identified Cost $138,187)

Total Portfolio Value: 99.8%			$9,635,517
(Identified Cost $6,400,092)

Other Assets Less Liabilities: 0.2%			$15,230

Total Net Assets: 100.0%			$9,650,747

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2011

Common Stocks		Shares	Fair Value

ANGLO AMERICAN PLC-UNSP ADR		1,570	40,537
ANGLO PLATINUM LIMITED - UNSP ADR		3,500	59,605
AGRIUM INC.		590	54,433
ASAHI KASEI CORPORATION		6,100	81,679
AIR LIQUIDE SA - UNSPONSORED ADR		1,922	51,087
APERAM		48	1,920
ASAHI GLASS COMPANY LIMITED		6,530	81,951
BASF SE - SPONSORED ADR		750	65,100
BHP BILLITON PLC-ADR		310	24,676
BHP BILLITON LTD - SPONSORED ADR		1,600	153,408
CEMEX S.A. DE C.V. - ADR*		8,326	74,351
ARCELORMITTAL - NY REGISTERED		1,910	69,046
NEWCREST MINING LIMITED SPONSORED ADR		1,700	70,380
NORILSK NICKEL		2,600	68,328
NIPPON STEEL CORPORATION -- UNSPON ADR		2,030	65,163
POTASH CORPORATION OF SASKATCHEWAN INC.		5,100	300,543
RIO TINTO PLC-SPON ADR		1,140	81,077
SUMITOMO METAL INDUSTRIES, LTD.		2,300	51,796
SOCIEDAD QUIMICA		940	51,944
SYNGENTA AG-ADR		560	36,495
VALE S.A.		3,000	100,050
11.8%	- Total For Materials		$1,583,569

ABB LTD.		1,640	39,672
BAE SYSTEMS PLC-SPON ADR		5,140	107,632
CANADIAN NATIONAL RAILWAY CO		1,640	123,443
CANADIAN PACIFIC LIMITED CORPORATION		1,610	103,587
EMPRESA BRASILEIRA DE AERONAUTICA S.A.		1,650	55,605
ITOCHU CORP-UNSPONSORED ADR		3,000	62,700
KOMATSU LTD-SPONS ADR		2,660	90,440
KEPPEL CORPORATION LIMITED - SPONSORED ADR		4,200	81,774
MITSUI & CO., LTD - ADR		480	172,368
MITSUBISHI CORPORATION		2,570	142,198
NIPPON YUSEN KABUS-SPN ADR		5,500	43,230
KONINKLIJKE PHILIPS EL-NY SHARES (NEW)		3,146	101,207
SIEMENS AG		590	81,031
SENSATA TECHNOLOGIES HOLDING N.V.*		2,100	72,933
TOPPAN PRINTING UNSPONS ADR		1,350	52,852
TATA MOTOR LIMITED		2,700	75,033
VOLVO AB-SPONSORED ADR*		4,430	78,322
WOLSELEY PLC*		18,200	60,970
11.5%	- Total For Industrials		$1,544,997

AMERICA MOVIL - ADR SERIES L		830	48,223
BT GROUP PLC		1,600	48,128
CHINA MOBILE (HONG KONG) LIMITED		2,860	132,275
CHUNGHWA TELECOM COMPANY LIMITED		1,440	42,278
DEUTSCHE TELEKOM AG		5,950	91,749
FRANCE TELECOM SA-SPONS ADR		1,596	35,926
MILLICOM INTERNATIONAL CELLULAR S. A.		600	57,702
MTN GROUP LIMITED - SPONS ADR		2,390	48,517
NIPPON TELEGRAPH AND TELEPHONE CORPORATION - ADR		2,850	64,097
ROGERS COMMUNICATIONS, INC. CLASS B		1,330	48,412
TELEFONICA S A - SPONSORED ADR		1,890	47,666
TELEFONOS DE MEXICO-CLASS L ADR		4,650	84,909
TELE NORTE LESTE PARTICIPACOES S.A. (TELEMAR)*		3,000	52,590
VIVO PARTICIPACOES S.A. - ADR		1,220	49,264
VIVENDI*		1,991	56,943
NEW VODAFONE GROUP PLC - ADR		5,000	143,750
7.8%	- Total For Telecomm Services		$1,052,429

KONINKLIJKE AHOLD NV - ADR		2,800	37,688
BRASIL DISTRIB GRUPO PAO DE ACUCAR - ADR		1,240	51,993
COCA-COLA AMATIL LIMITED ADR		2,380	57,406
CARREFOUR SA - UNSPONSORED ADR		6,780	59,800
DANONE SPONSORED ADR		6,073	79,738
L'OREAL-UNSPONSORED ADR		2,120	49,502
NESTLE S A SPONSORED ADR		5,000	287,400
RECKITT BENCKISER GROUP PLC		6,800	70,584
TESCO PLC - SPONSORED ADR		3,440	63,640
UNILEVER PLC		5,930	181,577
UNILEVER N.V. (NETHERLANDS)		2,460	77,146
WAL-MART DE MEXICO SA-SP ADR		5,140	153,686
8.7%	- Total For Consumer Staples		$1,170,160

ADIDAS AG-SPONSORED ADR		4,590	145,090
CARNIVAL PLC-ADR		2,160	85,558
DAIMLERCHRYSLER AG*		750	53,092
HONDA MOTOR COMPANY, LTD - SPONSORED ADR		1,940	72,769
HENNES & MAURITZ AB UNSPONSORED ADR		9,700	64,505
MARKS & SPENCER GROUP PLC		9,850	106,183
MAGNA INTERNATIONAL, INC.		1,400	67,074
SONY CORPORATION - ADR		2,030	64,615
TOYOTA MOTOR CORPORATION -SPONSORED ADR		2,510	201,427
VOLKSWAGEN AG-SPONS ADR		2,720	83,504
7.0%	- Total For Consumer Discretionary		$943,817

BP PLC - SPONSORED ADR*		1,390	61,355
BG GROUP PLC-SPON ADR		670	83,683
CNOOC LIMITED		1,140	288,466
ENI S.P.A. - SPONSORED ADR		1,070	52,569
GAZPROM OAO -- SPONS ADR*		2,830	91,522
PETROLEO BRASILEIRO, ADR		2,420	97,841
PETROCHINA CO LTD -ADR		1,550	235,988
ROYAL DUTCH SHELL PLC - CLASS B		3,870	283,439
TOTAL SA - SPONSORED ADR		1,750	106,697
TENARIS SA-ADR		5,860	289,836
11.8%	- Total For Energy		$1,591,396

AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED		3,440	85,140
ALLIANZ AG*		5,400	76,086
CREDICORP LIMITED		720	75,550
BANCO BRADESCO - SPONSORED ADR		2,781	57,706
BANCO BILBAO VIZCAYA ARGENTARIA - SPONSORED ADR		5,240	62,880
BANCO DE CHILE		860	72,403
BARCLAYS PLC - SPONS ADR		7,250	131,515
BANK OF MONTREAL		1,240	80,575
BNP PARIBAS - ADR		3,050	111,844
BANK OF NOVA SCOTIA		1,070	65,687
CHEUNG KONG (HOLDINGS) LIMITED ADR		2,830	46,129
CREDIT SUISSE GROUP - SPN ADR		980	41,728
HSBC HOLDINGS PLC-SPONS ADR		3,210	166,278
HDFC BANK LIMITED ADR		540	91,768
ICICI BANK LIMITED -- SPON ADR		1,760	87,701
INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED		13,450	225,287
INTESA SANPAOLO - SPONSORED ADR		2,090	37,181
ITAU UNIBANCO HOLDING S.A. - ADR		6,302	151,563
ORIX CORPORATION - ADR		1,040	48,433
KB FINANCIAL GROUP, INC. ADR*		1,296	67,612
CHINA LIFE INSURANCE CO., LIMITED - ADR		1,270	71,182
MANULIFE FINANCIAL CORPORATION		2,520	44,579
MITSUBISHI ESTATE COMPANY LTD - UNSPONS ADR		220	37,200
MACQUARIE GROUP LTD-ADR		2,000	76,080
MITSUBISHI UFJ FINANCIAL GROUP INC.-SPONSORED ADR		6,200	28,520
NATIONAL AUSTRALIA BANK LIMITED - ADR		6,040	161,268
PRUDENTIAL PLC-ADR		3,900	88,608
ROYAL BANK OF CANADA		920	57,012
SOCIETE GENERALE		7,200	93,384
SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED		7,420	46,375
SUMITOMO CORPORATION -- SPONS ADR		9,380	134,415
BANCO SANTANDER CENTRAL HISPANO, SA		6,655	77,930
SUN HUNG KAI PROPERTIES LIMITED SP - ADR		3,150	49,487
TORONTO DOMINION BANK		520	46,067
TOKIO MARINE HOLDINGS, INCORPORATED ADR		3,660	98,015
UNITED OVERSEAS BANK LTD -- SPONS ADR		2,455	72,864
WESTPAC BANKING CORPORATION LIMITED-SP ADR		650	81,315
ZURICH FINANCIAL SERVICES AG -- ADR		1,940	54,475
23.1%	- Total For Financial Services		$3,101,842

BAYER AG - SPONSORED ADR		1,760	136,787
MINDRAY MEDICAL INTERNATIONAL LIMITED		2,600	65,520
NOVO NORDISK A/S AMERICAN DEPOSITORY RECEIPT		450	56,354
NOVARTIS AG-ADR		2,480	134,788
DR. REDDY'S LABORATORIES LIMITED		2,240	83,552
ROCHE HOLDINGS LIMITED - ADR		3,760	135,172
TEVA PHARMACEUTICALS		3,770	189,141
TAKEDA PHARMACEUTICAL COMPANY LIMITED		1,820	42,515
6.3%	- Total For Health Care		$843,829

ASML HOLDING N.V.		3,610	160,645
BAIDU.COM*		600	82,686
CHECK POINT SOFTWARE TECHNOLOGIES LTD.*		1,720	87,806
TELEFONAKTIEBOLAGET LM ERICSSON		3,100	39,866
INFOSYS TECHNOLOGIES-SP ADR		530	38,001
LOGITECH INTERNATIONAL S.A.*		2,500	45,325
MERCADOLIBRE INC.*		710	57,957
NOKIA CORPORATION - SPONSORED ADR		17,080	145,351
NINTENDO CO., LTD.		1,050	35,427
RESEARCH IN MOTION LTD.*		3,410	192,801
TREND MICRO INCORPORATED - SPONS ADR*		1,300	34,801
TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY, LIMITED SP ADR		5,560	67,721
UNITED MICROELECTRONICS, ADR		24,230	66,148
7.8%	- Total For Information Technology		$1,054,535

ENERSIS SA - SPON ADR		6,630	138,037
ENEL SPA-ADR		11,800	74,340
E.ON AG - SPON ADR		1,470	45,100
IBERDROLA SA-SPONSORED ADR		1,567	54,344
RWE AG ADR		1,820	116,298
VEOLIA ENVIRONNEMENT- ADR		1,819	56,698
3.6%	- Total For Utilities		$484,817

Total Common Stocks:	99.4%		$13,371,391
(Common Stock Identified Cost $11,323,725)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield **			132,729
Total Cash Equivalents:	1.0%		$132,729
(Cash Equivalents Identified Cost $132,729)

Total Portfolio Value:	100.4%		$13,504,120
(Identified Cost $11,456,454)

Other Assets Less Liabilities: (0.4%)			$(55,490)

Total Net Assets:	100.0%		$13,448,630

* Non-income producing security.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2011

Fixed Income Securities - Bonds	Face	Fair Value

AON Corporation Senior Unsecured Notes, 3.500% Due 09/30/2015	2,150,000	2,159,752
American Express Centurion Senior Unsecured Notes, 5.550% Due 10/17/2012	1,417,000	1,502,197
American Express, 4.875% Due 07/15/2013	1,400,000	1,493,268
Bank of America Corporation Senior Notes, 7.375% Due 05/15/2014	490,000	553,758
Bank of America Corporation Senior Unsecured Notes, 5.125% Due 11/15/2014	1,455,000	1,549,846
Bank of America Subordinated, 5.420% Due 03/15/2017	1,400,000	1,431,042
Bank of New York Mellon NA Subordinated Notes, 5.450% Due 04/01/2016	1,610,000	1,747,441
Bank of New York Mellon Senior Unsecured Notes, 5.450% Due 05/15/2019	1,000,000	1,098,740
BB&T Corporation Subordinated Notes, 4.750% Due 10/01/2012	1,000,000	1,048,904
BB&T Corporation Subordinated Notes, 4.900% Due 06/30/2017	1,030,000	1,092,166
Branch Banking & Trust Subordinated, 5.625% Due 09/15/2016	1,500,000	1,649,787
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/2014	2,155,000	2,252,035
Citigroup Incorporated Unsecured Notes, 5.250% Due 02/27/2012	1,500,000	1,558,522
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,601,799
JP Morgan Chase & Company Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,196,044
JP Morgan Co. (Formerly Bank One Corp.) Subordinated Notes, 5.900% Due 11/15/2011	1,000,000	1,032,233
JP Morgan Co. (Formerly Bank One Corp.), 5.250% Due 01/30/2013	500,000	530,383
Mellon Funding Corp Subordinated Notes, 5.500% Due 11/15/2018	1,501,000	1,649,131
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/2014	1,505,000	1,537,109
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/2014	1,500,000	1,632,937
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/2014	500,000	521,371
Northern Trust Company Subordinated Notes, 5.850% Due 11/09/2017*	1,000,000	1,108,520
PNC Funding Corporation Bank Guaranteed Notes, 5.625% Due 02/01/2017	410,000	445,281
PNC Funding Corporation, 5.250% Due 11/15/2015	2,567,000	2,763,316
US Bank NA Notes, 6.375% Due 08/01/2011	1,400,000	1,427,189
US Bank NA Subordinated Notes, 4.950% Due 10/30/2014	447,000	486,844
US Bank NA Subordinated Notes, 6.300% Due 02/04/2014	1,980,000	2,205,271
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/2014	800,000	856,230
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/2013	1,400,000	1,496,191
Wells Fargo Financial Notes, 6.125% Due 04/18/2012	1,800,000	1,884,166
23.4%	- Corporate Bonds: Bank and Finance	$42,511,473

Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/2011	2,786,000	2,803,223
Burlington Northern Santa Fe Senior Unsecured Notes, 5.65% Due 05/01/2017	1,585,000	1,764,877
Emerson Electric Corporation Senior Notes, 5.125% Due 12/01/2016	1,700,000	1,896,172
General Electric Capital Corp., 5.000% Due 02/01/2013	2,500,000	2,664,688
General Electric Capital Corp., 5.400% Due 02/15/2017	1,500,000	1,628,136
General Electric Capital Corp., 6.000% Due 06/15/2012	600,000	635,546
General Mills Inc. Senior Unsecured Notes, 6.000% Due 02/15/2012	1,480,000	1,549,083
IBM Corporation Notes, 7.625% Due 10/15/2018	2,260,000	2,832,637
Kellogg Company Senior Unsecured Notes, 5.125% Due 12/03/2012	1,530,000	1,632,871
Kroger Company Senior Unsecured Notes, 6.800% Due 04/01/2011	1,200,000	1,200,000
Kroger Company Senior Unsecured Notes, 7.500% Due 01/15/2014	760,000	865,878
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/2019	2,070,000	2,244,412
Pepsico Inc. Senior Unsecured Notes, 4.650% Due 02/15/2013	1,875,000	2,000,115
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	108,000	137,285
Procter & Gamble Company Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	2,810,222
Potash Corporation of Saskatchewan Senior Unsecured Notes, 4.875% Due 03/01/2013	1,000,000	1,067,255
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/2014	1,000,000	1,090,701
United Technologies Corporation Senior Notes, 5.375% Due 12/15/2017	340,000	382,902
United Technologies Corporation, 6.100% Due 05/15/2012	675,000	716,903
Wal-Mart Stores Senior Unsecured Notes 7.550% Due 02/15/2030	4,000,000	5,101,728
19.2%	- Corporate Bonds: Industrials	$35,024,634

AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/2013	3,325,000	3,745,034
Duke Energy Carolinas First Mortgage 5.750% Due 11/15/2013	527,000	586,719
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	2,475,000	2,760,766
Florida Power & Light Group Capital, 4.850% Due 02/01/2013	794,000	844,138
Georgia Power Company Senior Notes, 5.125% Due 11/15/2012	275,000	292,716
Georgia Power Company, 5.250% Due 12/15/2015	1,000,000	1,111,405
GTE Corporation Debentures 6.940% Due 04/15/2028	35,000	38,904
Gulf Power Company Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,310,484
Midamerican Energy Holdings Senior Unsecured Notes, 3.150% Due 07/15/2012	2,500,000	2,563,858
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,374,138
National Rural Utilities Collateral Trust, 5.500% Due 07/01/2013	375,000	409,374
Southern Company Senior Unsecured Notes, 5.300% Due 01/15/2012	500,000	517,871
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/2013	3,000,000	3,168,807
10.3%	- Corporate Bonds: Utilities	$18,724,214

Federal National Mortgage Association Notes 15 YR MBS, 5.000% Due 12/01/2019	848,850	908,992
Federal National Mortgage Association Notes 30 YR MBS, 6.000% Due 08/01/2034	1,093,068	1,203,037
Federal National Mortgage Association Notes MBS, Series 253300, 7.500% Due 05/01/2020	5,140	5,984
FHLMC Pool 780439, 2.598% Due 04/01/2033**	273,870	283,816
FHLMC, CMO Pool 3098 Class KE, 5.500% Due 09/15/2034	1,650,000	1,796,367
FHLMC CMO Pool 2877 Class AL, 5.000% Due 10/15/2024	2,500,000	2,682,752
FHLMC CMO Series 2617 Class DN, 4.500% Due 10/15/2030	394,588	403,965
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	1,000,000	1,100,836
FHLMC CMO Series 3287 Class GC, 5.500% Due 08/15/2034	833,686	879,906
FHLMC CMO Series 3499 Class PA, (6.500% 30 Year Collateral) 4.500% Due 08/15/2036	4,584,435	4,842,304
FHLMC MBS, 8.000% Due 06/01/2030	7,297	8,623
Government National Mortgage Assoc. Pool 2658, 6.500% Due 10/20/2028	69,289	78,110
Government National Mortgage Assoc. GNMA II Pool 2945, 7.500% Due 07/20/2030	12,714	14,760
Government National Mortgage Assoc. II JM 30 YR MBS, 5.500% Due 07/20/2038	560,186	598,933
Government National Mortgage Assoc. Pool 780400, 7.000% Due 12/15/2025	8,763	10,107
Government National Mortgage Assoc. Pool 780420, 7.500% Due 08/15/2026	4,831	5,610
Government National Mortgage Assoc. Pool 781397, 5.500% Due 02/15/2017	96,013	104,092
8.2%	- Government Agency Obligations - Mortgage Backed Securities	$14,928,194

Federal Farm Credit Bank, 4.150% Due 03/25/2015	778,000	843,722
Federal Farm Credit Bank, 4.500% Due 10/17/2012	1,115,000	1,181,092
Federal National Mortgage Association Notes, 1.250% Due 07/29/2013	1,500,000	1,498,294
Federal National Mortgage Association Notes, 2.000% Due 05/05/2015	3,370,000	3,345,022
Federal National Mortgage Association Notes, 3.000% Due 07/23/2015	1,000,000	1,023,985
Tennessee Valley Authority, 6.000% Due 03/15/2013	2,875,000	3,157,564
Tennessee Valley Authority, 7.125% Due 05/01/2030	4,080,000	5,339,064
9.0%	- United States Government Agency Obligations	$16,388,743

United States Treasury Note, 4.250% Due 08/15/2013	600,000	646,453
United States Treasury Note, 4.375% Due 08/15/2012	1,000,000	1,053,516
United States Treasury Note, 4.375% Due 11/15/2039	6,200,000	6,065,342
United States Treasury Note, 3.875% Due 05/15/2018	5,900,000	6,273,358
United States Treasury Note, 4.500% Due 11/30/2011	1,500,000	1,542,832
United States Treasury Note, 4.750% Due 05/15/2014	3,200,000	3,541,251
10.5%	- United States Government Obligations	$19,122,752

Cuyahoga County OH General Obligation Ltd. Build America Bonds, 6.034% Due 12/01/2034	3,000,000	3,073,830
State of Ohio Major New Infrastructure Revenue Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,424,838
Miami University Ohio General Receipts Revenue Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,240,237
University of Cincinnati Ohio General Receipts Revenue - Build America Bond, 4.325% Due 06/01/2017	1,375,000	1,380,473
University of Cincinnati Ohio General Receipts Revenue - Build America Bond, 5.616% Due 06/01/2025	930,000	941,160
Florida Atlantic University Capital Improvement Revenue - Federally Taxable
Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,067,770
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.439% Due 07/01/2030	2,125,000	2,243,533
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.589% Due 07/01/2037	2,500,000	2,642,075
Kentucky Asset Liability Commission Revenue Build America Bond, 1.496% Due 04/1/2012	2,000,000	2,002,660
Kentucky Asset Liability Commission Revenue Build America Bond, 3.928% Due 04/1/2016	2,480,000	2,496,294
University of Washington Revenue Build America Bonds, 5.400% Due 06/01/2036	3,000,000	2,838,180
12.3%	- Taxable Municipal	22,351,050

Province of Ontario Senior Unsecured Notes, 2.700% Due 06/16/2015	3,410,000	3,478,493
Province of Ontario Senior Unsecured Notes, 4.100% Due 06/16/2014	1,500,000	1,611,731
2.8%	- Sovereign	5,090,224

Total Fixed Income:	95.7%	$174,141,284
(Fixed Income Identified Cost $167,129,256)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield *	5,805,778	5,805,778
Total Cash Equivalents:	3.2%	$5,805,778
(Cash Equivalents Identified Cost $5,805,778)

Total Portfolio Value:	98.9%	$179,947,062
(Identified Cost $172,935,034)

Other Assets Less Liabilities: 1.1%	$2,058,661

Total Net Assets: 100.0%	$182,005,723

FHLMC: Federal Home Loan Mortgage Corporation
CMO: Collateralized Mortgage Obligation
MBS: Mortgage Backed Security
GNMA: Government National Mortgage Association

*	This security is restricted for sale, available only to institutional investors. It was purchased on May 11, 2010 for $1,094,630, and is currently valued at $110.850 per unit.
**	Variable Rate Security

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2011

Municipal Income Securities - Bonds		Face	Fair Value

Akron Ohio Refunding, 5.000% Due 12/1/2012		200,000	211,840
Avon Lake Ohio General Obligation Limited 2.000% Due 12/01/2011		115,000	116,142
Cincinnati, OH, General Obligation, 5.000% Due 12/01/2017		75,000	83,085
Erlanger Kentucky Public Project General Obligation 1.000% Due 05/01/11		120,000	120,016
Fairfield, OH, (FGIC Insured), 0.000% Due 12/01/2011*		100,000	99,154
Gahanna , OH, (AMBAC Insured), 5.000% Due 12/01/2018		400,000	435,228
Mason, OH General Obligation Limited, 4.000% Due 12/01/2020		375,000	385,568
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023		750,000	778,470
Mentor, OH, General Obligation (MBIA Insured), 5.000% Due 12/01/2015		140,000	157,714
Newport, Kentucky First Mortgage Revenue Court Facilities Project
(Callable 10/1/19 @ $100), 4.000% Due 10/01/2025		500,000	466,425
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026		100,000	92,144
Sharonville Ohio General Obligation, 2.625% Due 12/01/2013		200,000	204,520
Vandalia Ohio General Obligation Limited Bond, 5.250% Due 12/01/2018		500,000	546,270
Westerville, OH, General Obligation Limited (Callable 12/01/2017 @ $100)
(AMBAC Insured), 5.000% Due 12/01/2024		445,000	474,504
Westerville, OH, General Obligation Limited, 1.750% Due 12/01/2014		100,000	101,421
12.1%	- General Obligation - City		$4,272,501

Harris County Texas General Obligation Limited (Callable 10/1/18 @ $100), 5.750% Due 10/01/2025		200,000	241,410
Hopkins County KY Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019		300,000	287,529
Portage County Ohio General Obligation Limited Bond, 3.000% Due 12/01/2021		270,000	244,639
Kentucky Association of Counties Financing Corporation Revenue, 4.250% Due 02/1/2023		200,000	196,162
2.7%	- General Obligation - County		$969,740

State of Ohio, 5.000% Due 3/01/2015		385,000	416,585
State of Ohio General Obligation, 4.500% Due 5/01/2019		500,000	519,015
State of Ohio General Obligation, 5.250% Due 5/01/2012		175,000	183,974
State of Ohio General Obligation Unlimited Higher Education - Series C, 5.000% Due 08/01/2016		370,000	421,356
State of Ohio Common Schools - Series C, 5.000% Due 3/15/2017		120,000	129,082
State of Ohio General Obligation Unlimited Common Schools - Series C, 4.250% Due 09/15/2022		970,000	993,872
State of Ohio General Obligation Natural Resources - Series J, 5.000% Due 10/01/2013		300,000	328,725
State of Ohio General Obligation Unlimited, 3.000% Due 09012014		450,000	473,090
9.9%	- General Obligation - State		$3,465,699

Arizona Board of Regents Revenue Arizona State University (Callable 7/1/18 @ $100), 5.750% Due 07/01/2023		300,000	325,821
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016		300,000	302,136
Florida Atlantic University Finance Corporation Capital Improvement Revenue 5.000% Due 07/01/2016		250,000	271,158
Florida State Board of Governors FL State Univ. Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018		600,000	625,254
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017		500,000	551,040
Ohio State University General Receipt Revenue Series A, 4.000% Due 12/01/2012		250,000	263,640
Ohio State University General Receipt Revenue 4.000% Due 12/01/2015		785,000	855,909
State of Colorado Higher Education Lease Financing Program
Certificate of Participation (Callable 11/1/18 @ $100), 5.250% Due 11/01/2023		220,000	232,505
State of Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020		155,000	166,028
State of Ohio Higher Education Facilities Revenue University of Dayton, 4.000% Due 12/01/2012		345,000	360,318
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University Project, 5.0000% Due 05/01/2016		150,000	164,310
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University Project, 2.500% Due 05/01/2013		125,000	126,617
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University Project, 2.750% Due 05/01/2014		100,000	101,356
State of Ohio Higher Educational Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012		225,000	238,079
University of Cincinnati, Certificate of Participation, 5.750% Due 12/01/2011		25,000	25,817
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020		300,000	324,468
University of Cincinnati General Receipts Revenue, 2.000% Due 06/01/2011		100,000	100,242
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020		250,000	267,030
University of Cincinnati General Receipts Revenue Series G 5.000% Due 06/01/2017		280,000	311,419
State of Florida Board of Education Lottery Revenue, 5.000% Due 07/01/2014		250,000	274,722
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026		500,000	502,745
18.1%	- Higher Education		$6,390,614

Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021		335,000	338,849
Huron County OH Hospital Facility Revenue Fisher-Titus Medical Center, 5.000% Due 12/01/2011		200,000	204,254
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center
(Callable 5/1/19 @ $100), 5.000% Due 05/01/2024		500,000	502,290
Montgomery County, OH, Miami Valley Hospital Series A Revenue, 4.000% Due 11/15/2013		200,000	209,706
State of Ohio Hospital Facilities Revenue Cleveland Clinic, 5.000% Due 01/01/2025		430,000	435,194
4.8%	- Hospital/Health Bonds		$1,690,293

Cleveland, OH, Public Power System Revenue, 5.500% Due 11/15/2013		100,000	102,354
Ohio Municipal Generation Agency (AMBAC Insured), 5.000% Due 2/15/2017		325,000	340,044
San Antonio Texas Electric and Gas Revenue (Callable 02/01/2015 @ $100), 5.000% Due 02/01/2025		150,000	155,961
1.7%	- Revenue Bonds - Electric		$598,359

Butler County, OH Water and Sewer General Obligation Limited, 2.250% Due 12/01/2012		100,000	102,047
Butler County, OH Water and Sewer General Obligation Limited, 3.500% Due 12/01/2017		400,000	413,684
Cleveland, OH, Waterworks Revenue, Series G (MBIA Insured), 5.500% Due 01/01/2013		50,000	51,730
Green County, OH Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018		145,000	157,115
Hamilton County, OH Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021		500,000	532,385
Mason, OH Sewer System Revenue Callable 6/1/14 @ $100 (MBIA Insured), 4.850% Due 12/01/2024		340,000	327,583
Nashville and Davidson, TN, 7.700% Due 01/01/2012		10,000	10,468
North Texas Municipal Water District Water System Revenue (Callable 9/1/18 @ $100), 5.250% Due 09/01/2022		415,000	458,301
State of Ohio Water Development Authority Revenue, 5.000% Due 06/01/2013		250,000	271,943
Washington County, OR Clean Water Services Sewer Revenue
Senior Lien Series A (Callable 10/01/2019 @ $100), 5.250% Due 10/01/2025		290,000	313,058
7.5%	- Revenue Bonds - Water & Sewer		$2,638,314

Cincinnati, Ohio Economic Development Revenue, 4.200% Due 11/01/2019		150,000	155,111
Clermont County, OH Transportation Improvement District Revenue 3.875% Due 12/01/2012		250,000	261,052
Cleveland, OH Parking Facilities Revenue (FSA Insured), 4.000% Due 09/15/2015		150,000	154,744
Cleveland, OH Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014		400,000	439,268
State of Ohio Cultural Facilities Revenue (FSA Insured), 5.000% Due 10/01/2012		250,000	265,240
Indianapolis Indiana Local Public Improvement Bond Bank Revenue, 5.000% Due 01/01/2015		430,000	475,580
State of Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017		300,000	354,609
State of Ohio Major New Infrastructure Revenue (Callable 6/15/18 @ $100) 5.500% Due 06/15/2020		200,000	224,560
State of Ohio Mental Health Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012		100,000	105,321
State of Ohio Parks and Recreation Bonds, 4.350% Due 12/01/2011		100,000	100,275
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018		315,000	341,586
8.1%	- Other Revenue Bonds		$2,877,346

Barberton, OH City School District General Obligation
(Callable 6/1/18 @ $100) (SDCEP Insured), 4.750% Due 12/01/2023		300,000	313,677
Brunswick Ohio School District General Obligation Unlimited, 2.100% Due 12/01/2012		140,000	143,454
Chillicothe, OH City School District General Obligation (FGIC Insured), 4.000% Due 12/01/2018		300,000	309,960
Cincinnati, OH, City School District General Obligation (FGIC Insured), 5.000% Due 12/01/2014		225,000	250,864
Cleveland, OH, Municipal School District, (FGIC Insured), 5.000% Due 12/01/2020		140,000	144,829
Columbus, OH, Linden Elementary Construction (FSA Insured), 5.500% Due 12/01/2021		100,000	103,457
Columbus Ohio City School District School Facilities Construction and Improvement
General Obligation, 4.000% Due 12/01/2023		175,000	173,961
Delaware, OH, City School District, General Obligation (MBIA Insured), 5.000% Due 12/01/2020		250,000	266,375
Fairfield, OH, City School District Refunding General Obligation Unlimited
(Callable 12/01/2011 @ $100) (MBIA-IL-RE FGIC Insured), 5.250% Due 12/01/2014		95,000	97,541
Garrett-Keyser-Butler Indiana Middle School Building Corporation
First Mortgage Revenue, 3.000% Due 07/15/2013		290,000	296,551
Lakota Ohio Local School District General Obligation, 5.250% Due 12/01/2025		205,000	232,466
Jackson, OH, Local School District Stark and Summit Counties General Obligation Unlimited
(FSA Insured), 5.000% Due 12/01/2014		300,000	328,455
Keller, TX, Independent School District General Obligation Unlimited
(Callable 02/15/19 @ $100), 4.500% Due 02/15/2020		250,000	267,575
Kenton County Kentucky School District Finance Corporation
School Building Revenue (Callable 2/01/2019 @ $100), 4.500% Due 02/01/2025		300,000	290,376
Kentucky Interlocal School Transportation Association Educational Facilities Lease
Certificate of Participation, 2.300% Due 12/01/2014		450,000	446,868
Kings Local, OH, 6.350% Due 12/01/2012		15,000	16,317
Kings Local, OH, 6.400% Due 12/01/2013		150,000	169,438
Mariemont, OH City School District General Obligation
(Callable 6/1/15 @ $100 Sinkable 12/1/21 @ $100) (FSA Insured), 4.400% Due 12/01/2023		515,000	517,693
Marshall County, KY School District Finance Corporation School Building Revenue, 3.000% Due 03/01/2015		250,000	260,205
Mason, OH City Schools (FGIC Insured), 5.000% Due 12/01/2015		135,000	153,237
Medina Ohio City School District General Obligation, 5.000% Due 12/01/2023		280,000	290,716
Milton Union, OH Exempted Village School District General Obligation Limited, 2.000% Due 12/01/2011		195,000	196,474
Nelsonville York, OH City School District General Obligation (SDCEP Insured), 5.000% Due 12/01/2012		270,000	286,673
Reynoldsburg Ohio City School District General Obligation, 5.000% Due 12/01/2020		200,000	217,516
South Vermillion Indiana School Building Corporation
First Mortgage Revenue Sinkable, 3.500% Due 07/15/2013		380,000	394,425
Green County KY School District Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/1/2017		370,000	366,367
Meade County KY School District Finance Corp. School Building Revenue (Natl-RE Seek Insured) 4.000% Due 09/01/2020		155,000	156,724
Springboro Ohio City School District General Obligation (AGM Insured) 5.250% Due 12/01/2018		310,000	346,806
St. Marys Ohio School District School Facilities Construction and Improvement
General Obligation, 5.000% Due 12/01/2013		200,000	218,756
Sycamore Ohio Community School District General Obligation, 4.375% Due 12/01/2018		400,000	430,560
Sycamore, OH, Community Unlimited, 5.375% Due 12/01/2013		125,000	138,390
Western Reserve Ohio Local School District General Obligation (SDCP Insured), 4.000% Due 12/01/2022		240,000	238,003
Wayne Trace Ohio Local School District General Obligation (SDCP Insured), 3.000% Due 12/01/2020		320,000	290,230
23.6%	- School District		$8,354,939

Kentucky State Property and Buildings Commission Revenue Series A, 5.000% Due 11/01/2012		205,000	218,458
Ohio State Dept of Administrative Services, 4.000% Due 09/01/2012		145,000	151,180
Ohio State Dept of Administrative Services Certificate of
Participation (MBIA Insured), 5.000% Due 09/01/2011		255,000	259,294
State of Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017		180,000	205,427
State of Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017		420,000	468,409
State of Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014		175,000	188,331
4.2%	- State Agency		$1,491,099

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program
(Callable 1/1/2019 @ $100) (GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024		90,000	90,340
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C
(Callable 9/1/19 @ $100) (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024		175,000	175,114
Ohio Housing Finance Agency Residential Mortgage Revenue
2009 Series A (Callable 09/01/2018 @ $100), 5.550% Due 09/01/2028		420,000	430,214
Ohio State Housing Finance Authority (GNMA Insured) Collateral, 5.100% Due 09/01/2017		60,000	64,367
State of Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023		395,000	415,524
State of Ohio Housing Finance Agency Residential Mortgage Revenue Series F
(Callable 9/1/18 @ $100) (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024		410,000	399,508
4.5%	- Housing		$1,575,067

Total Fixed Income - Municipal Bonds:	97.2%		$34,323,971
(Municipal Bonds Identified Cost $31,848,945)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield **		613,370	613,370
Total Cash Equivalents:	1.7%		$613,370
(Cash Equivalents Identified Cost $425,778)

Total Portfolio Value:	98.9%		$34,937,341
(Identified Cost $31,848,945)

Other Assets Less Liabilities: 1.1%			$406,869

Total Net Assets:	100.0%		$35,344,210

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2011

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corporation Senior Unsecured Notes, 5.000% Due 08/15/14	1,500,000	1,637,718
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	1,032,233
BB&T Corporation Senior Unsecured Notes, 5.700% Due 04/30/14	210,000	232,038
Citigroup Incorporate Senior Unsecured Notes, 5.500% Due 10/15/14	1,300,000	1,402,180
BB&T Corporation Subordinated Notes, 4.750% Due 10/01/12	1,000,000	1,048,904
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/14	1,000,000	1,088,625
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	500,000	521,370
Northern Trust Company Subordinated Notes, 4.600% Due 02/01/13*	1,035,000	1,100,146
PNC Funding Corporation Bank Guarantee Notes, 5.250% Due 11/15/15	1,000,000	1,076,477
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	500,000	556,887
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,019,421
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	500,000	526,884
17.0%	- Total Finance	$11,242,883

Industrial
Abbott Laboratories Senior Unsecured Notes, 4.350% Due 3/15/14	1,400,000	1,505,536
Coca-Cola Refreshments Senior Unsecured Notes, 4.250% Due 03/01/15	1,000,000	1,075,136
Emerson Electric Corporation Senior Notes, 4.625% Due 10/15/12	1,125,000	1,189,877
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,000,000	2,118,488
General Electric Company Notes, 5.000% Due 02/01/13	800,000	852,700
IBM Corp, 4.750% Due 11/29/12	1,106,000	1,175,847
Pepsico Incorporated Senior Unsecured Notes, 4.650% Due 02/15/13	1,830,000	1,952,112
14.9%	- Total Industrial	$9,869,696

Utilities
National Rural Utilities Corporation Collateral Trust, 3.050% Due 03/01/16	1,290,000	1,297,532
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	1,000,000	1,126,326
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/13	1,080,000	1,140,771
5.4%	- Total Utilities	$3,564,629

United States Government Agency Obligations
Federal Home Loan Bank Step Up Coupon, 1.1250% Due 02/16/16	2,400,000	2,400,554
Federal Home Loan Bank, 4.875% Due 12/14/12	2,500,000	2,672,952
Federal National Mortgage Association Notes Step Up Coupon, 2.000% Due 03/26/15	2,500,000	2,552,010
Federal National Mortgage Association Notes, 1.250% Due 07/29/13	2,500,000	2,497,158
Federal National Mortgage Association Notes Step Up Coupon, 1.1250% Due 02/24/16	3,250,000	3,312,517
Federal National Mortgage Association Notes, 2.000% Due 05/05/15	2,000,000	1,985,176
Federal National Mortgage Association Notes, 3.000% Due 07/23/15	2,500,000	2,559,963
27.1%	- Total United States Government Agency Obligations	$17,980,330

United States Government Agency Obligations - Mortgage-Backed Securities
Government Nat'l Mortgage Assoc. CMO Pool 2004-95 Class QA, 4.500% Due 3/20/34	347,790	370,330
0.6%	- Total United States Government Agency Obligations- Mortgage-Backed Securities	$370,330

United States Government Treasury Obligations
United States Treasury Note, 2.125% Due 05/31/15	1,500,000	1,516,644
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	2,109,610
United States Treasury Note, 4.125% Due 08/31/12	1,900,000	1,996,856
United States Treasury Note, 4.250% Due 08/15/15	2,500,000	2,744,338
12.5%	- Total United States Government Treasury Obligations	$8,367,448

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue Federally Taxable, 2.939 % Due 04/01/14	1,500,000	1,502,085
Northern Kentucky Water District Build America Bond, 2.500% Due 11/01/11	700,000	700,504
State of Kentucky Property & Buildings Commission Revenue
Build America Bonds (Federally Taxable), 4.077% Due 11/01/15	1,410,000	1,462,184
State of Ohio General Obligation Unlimited Build America Bond
Federally Taxable, 1.970% Due 05/01/15	1,470,000	1,434,426
7.7%	- Total Taxable Municipal Bonds	$5,099,199

Sovereign Bonds
Province of Ontario Senior Unsecured Note, 2.700% Due 06/16/15	1,500,000	1,530,129
2.3%	- Total Sovereign Bonds	$1,530,129

Total Fixed Income - Bonds: 87.6%	$58,024,644
(Fixed Income Identified Cost $56,787,010)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.08% yield*	7,741,496	7,741,496
Total Cash Equivalents: 11.7%	$7,741,496
(Cash Equivalents Identified Cost $7,741,496)

Total Portfolio Value: 99.3	$65,766,140
(Identified Cost $64,528,506)

Other Assets Less Liabilities:	$497,520

Total Net Assets: 100.0%	$66,263,660

*	This security is restricted for sale, available only to institutional investors. It was purchased on April 19, 2010 for $1,101,964 and is currently valued at 106.290 per unit.
CMO - Collateralized Mortgage Obligation

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2011

Fixed Income Securities - Bonds

Corporate Bonds:		Face Value	Fair Value
Finance
Bank of America Corporation Senior Notes, 7.375% Due 05/15/14		300,000	339,036
Bank of America Subordinated Notes, 5.420% Due 03/15/17		1,000,000	1,022,173
Bank of New York Mellon Senior Subordinated Notes, 5.500% Due 12/01/17		1,500,000	1,617,195
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16		1,000,000	1,099,858
Citigroup Incorporated Notes, 6.000%, 02/21/12		750,000	783,650
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14		1,000,000	1,045,028
JP Morgan Chase and Company Senior Unsecured Notes, 6.000% Due 01/15/18		1,000,000	1,098,022
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14		1,056,000	1,154,134
Morgan Stanley Senior Unsecured Notes, 5.625% Due 09/23/19		1,000,000	1,021,335
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14		490,000	510,943
Progressive Corporation Senior Notes, 6.375% Due 01/15/12		640,000	669,032
PNC Bank NA Subordinated Notes, 5.250% Due 01/15/17		1,000,000	1,065,195
US Bank, 4.950% Due 10/30/14		615,000	669,819
US Bank, 6.375% Due 08/01/11		650,000	662,624
Wachovia Corp., 5.250% Due 08/01/14		1,180,000	1,262,940
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13		1,000,000	1,068,708
23.0%	- Total Finance		$15,089,692

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/11		1,200,000	1,207,418
Coca-Cola Refreshments Senior Unsecured Notes, 4.250% Due 03/01/15		1,000,000	1,075,136
Dover Corporation Senior Unsecured Notes, 4.875% Due 10/15/15		1,140,000	1,253,423
Emerson Electric Company Senior Unsecured Notes, 5.000% Due 12/15/14		1,250,000	1,383,638
General Electric Capital Corporation Notes, 6.000% Due 06/15/12		1,550,000	1,641,828
IBM Corporation, 4.750% Due 11/29/12		1,100,000	1,169,468
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/19		1,000,000	1,084,257
Pepsico Incorporated Senior Unsecured Notes, 7.900% Due 11/01/18		215,000	273,298
Praxair Incorporated Senior Unsecured Notes, 5.200% Due 03/15/17		1,000,000	1,104,687
Wal-Mart Stores Incorporated Senior Unsecured Notes, 5.800% Due 02/15/18		600,000	684,272
Wal-Mart Stores Incorporated Senior Unsecured Notes, 7.550% Due 02/15/30		500,000	637,716
17.5%	- Total Industrial		$11,515,141

Utilities
Alabama Power Company Senior Notes, 5.200% Due 01/15/16		715,000	792,695
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13		1,000,000	1,126,326
Georgia Power Company Senior Notes, 5.125% Due 11/15/12		685,000	729,129
National Rural Utilities Corporation Collateral Trust, 10.375% Due 11/01/18		500,000	683,650
National Rural Utilities Corporation Collateral Trust, 3.050% Due 03/01/16		700,000	704,087
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18		1,100,000	1,200,918
8.0%	- Total Utilities		$5,236,805

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12		1,600,000	1,687,117
Federal Home Loan Bank Step Up Coupon, 1.1250% Due 02/16/16		2,400,000	2,400,554
Federal Home Loan Bank, 5.375% Due 05/18/16		500,000	569,720
Federal Home Loan Bank, 5.625% Due 11/15/11		1,500,000	1,549,846
Federal National Mortgage Association Notes, Step Up Coupon, 2.000% Due 03/26/15		2,500,000	2,552,010
Federal National Mortgage Association Notes, 2.000% Due 05/05/2015		2,500,000	2,481,470
Tennessee Valley Authority, 6.250% Due 12/15/17		825,000	980,096
Tennessee Valley Authority, 7.140% Due 05/23/12		150,000	161,194
18.8%	- Total United States Government Agency Obligations		$12,382,007

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33		1,875,000	2,035,436
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31		190,516	194,198
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25		800,000	880,669
4.7%	- Total United States Government Agency Obligations - Mortgage Backed Securities		$3,110,303

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14		2,000,000	2,161,406
United States Treasury Bond, 4.500% Due 11/15/15		1,500,000	1,664,415
United States Treasury Note, 2.125% Due 05/31/15		1,600,000	1,617,754
United States Treasury Note, 3.125% Due 04/30/17		1,000,000	1,027,969
United States Treasury Note, 4.125% Due 05/15/15		2,000,000	2,184,062
13.2%	- Total United States Government Treasury Obligations		$8,655,606

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 4.950% Due 11/28/16		1,000,000	1,106,811
1.7%	- Total Sovereign Bonds		$1,106,811

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue Build America Bond, 5.330% Due 06/01/20		725,000	751,521
Cincinnati Ohio General Obligation Federally Taxable, 5.300% Due 12/01/20		1,000,000	1,004,590
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.589% Due 07/01/37		1,000,000	1,056,830
Kentucky Asset Liability Commission Revenue Build America Bonds Federally Taxable, 4.104% Due 04/01/19		1,000,000	969,100
Kentucky Asset Liability Commission Revenue Federally Taxable, 5.339 % Due 04/01/22		300,000	302,154
University of Cincinnati Ohio General Receipts Revenue Build America Bond, 5.117% Due 06/01/21		1,435,000	1,440,840
University of North Carolina Chapel Hill Hospital Revenue Build America Bonds
Federally Taxable, 3.539% Due 02/01/17		1,315,000	1,258,652
10.3%	- Total Taxable Municipal		$6,783,687

Total Fixed Income - Bonds:	97.2%		$63,880,052
(Fixed Income Identified Cost $61,365,526)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield*		1,205,837	1,205,837
Total Cash Equivalents: 1.8%			$1,205,837
(Cash Equivalents Identified Cost $1,205,837)

Total Portfolio Value: 99.0%			$65,085,889
(Identified Cost $62,571,363)

Other Assets Less Liabilities:	1.0%		$677,766

Total Net Assets: 100.0%			$65,763,655

CMO - Collateralized Mortgage Obligation

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2011

Fixed Income Securities - Bonds

Corporate Bonds:		Face Value	Fair Value
Finance
Bank of America Subordinated Notes, 5.420% Due 03/15/17		1,600,000	1,635,477
Bank of New York Mellon, Senior Unsecured Notes, 5.450% Due 05/15/19		1,400,000	1,538,236
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16		1,000,000	1,099,858
Citigroup Incorporated Notes, 6.000% Due 02/21/12		750,000	783,650
J.P. Morgan and Company Subordinated Notes (Formerly Bank One), 5.250% Due 01/30/13		1,000,000	1,060,765
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14		1,000,000	1,042,741
Progressive Corporation Senior Notes, 6.375% Due 01/15/12		500,000	522,681
US Bank Subordinated Notes, 4.800% Due 04/15/15		1,500,000	1,609,660
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14		980,000	1,048,882
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13		1,650,000	1,763,368
21.1%	- Total Finance		$12,105,318

Industrial
Abbott Laboratories, Senior Unsecured Notes, 5.875% Due 05/15/16		1,000,000	1,145,773
Emerson Electric Corporation Senior Notes, 5.375% Due 10/15/17		1,117,000	1,240,841
General Electric Capital Corporation, 6.000% Due 06/15/12		1,000,000	1,059,244
General Electric Company Notes, 5.000% Due 02/01/13		500,000	532,938
IBM Corporation Senior Unsecured Notes, 5.700% Due 09/14/17		1,820,000	2,062,772
Pepsico Incorporated Senior Unsecured Notes, 5.000% Due 06/01/18		1,056,000	1,153,142
Procter & Gamble Company, 5.500% Due 02/01/34		1,000,000	1,070,919
Target Corporation, 6.350% Due 01/15/11
United Technologies Corporation Senior Notes, 5.375% Due 12/15/17		1,000,000	1,126,183
Wal-Mart Stores Incorporated Senior Unsecured Notes,7.550% Due 02/15/30		1,500,000	1,913,148
19.7%	- Total Industrial		$11,304,960

Utilities
Alabama Power Company Senior Notes, 5.200% Due 1/15/16		715,000	792,695
Georgia Power Company Unsubordinated Notes, 5.700% Due 06/01/17		425,000	477,453
National Rural Utilities Corporation Collateral Trust, 3.050% Due 03/01/16		400,000	402,336
National Rural Utilities Corporation Collateral Trust, 5.450% Due 04/10/17		800,000	885,949
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18		1,000,000	1,091,744
6.3%	- Total Utilities		$3,650,177

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12		2,000,000	2,108,896
Federal Farm Credit Bank, 5.875% Due 10/03/16		2,025,000	2,351,430
Federal Home Loan Bank, 5.130% Due 05/24/13		800,000	871,142
Federal Home Loan Bank, 5.500% Due 12/11/13		1,000,000	1,110,982
Federal National Mortgage Association Notes, 2.750% Due 03/28/16		1,500,000	1,498,713
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11		800,000	819,501
Tennessee Valley Authority, 4.875% Due 12/15/16		500,000	555,743
Tennessee Valley Authority, 6.250% Due 12/15/17		500,000	593,997
Tennessee Valley Authority, 7.125% Due 05/01/30		1,500,000	1,962,891
20.7%	- Total United States Government Agency Obligations		$11,873,295

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25		700,000	770,585
Federal Home Loan Mortgage Corp. CMO, Series 3289 Class ND, 5.500% Due 06/15/35		875,000	957,035
Government National Mortgage Association, 5.500% Due 02/15/17		96,014	104,093
3.2%	- Total United States Government Agency Obligations - Mortgage Backed Securities		$1,831,713

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16		2,000,000	2,219,688
United States Treasury Note, 2.125% Due 05/31/15		2,500,000	2,527,740
United States Treasury Note, 3.500% Due 02/15/39		1,500,000	1,257,891
United States Treasury Note, 4.125% Due 05/15/15		1,100,000	1,201,234
United States Treasury Note, 4.625% Due 02/15/17		800,000	891,813
14.1%	- Total United States Government Treasury Obligations		$8,098,366

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue Build America Bond, 5.330% Due 06/01/20		750,000	777,435
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100) 7.589% Due 07/01/37		1,785,000	1,886,442
Kentucky Asset Liability Commission Revenue Federally Taxable, 2.939 % Due 04/01/14		1,400,000	1,401,946
Miami University Ohio General Receipts Revenue Build America Bond, 5.263% Due 09/1/18		1,000,000	995,290
University of Cincinnati Ohio General Receipts Revnue Build America Bond, 4.667% Due 06/01/18		1,000,000	1,000,970
10.5%	Total Taxable Municipal		$6,062,083

Total Fixed Income - Bonds:	95.6%		$54,925,912
(Fixed Income Identified Cost $51,940,052)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield*		3,433,224	3,433,224
Total Cash Equivalents:	6.0%		$3,433,224
(Cash Equivalents Identified Cost $3,433,224)

Total Portfolio Value:	101.6%		$58,359,136
(Identified Cost $55,373,276)

Other Assets Less Liabilities:	(1.6%)		$(875,437)
Total Net Assets: 100.0%			$57,483,699

CMO = Collateralized Mortgage Obligation

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2011

Fixed Income Securities - Bonds

Corporate Bonds	Face Value	Fair Value
Finance
Allstate Corporation Senior Unsecured Notes, 6.200% Due 05/16/14	1,000,000	1,121,700
American Express Senior Unsecured Notes, 5.250% Due 09/12/11	1,000,000	1,019,994
Aon Corporation Senior Unsecured Notes, 3.500% Due 09/30/15	1,000,000	1,004,536
Bank of America Corporation, 7.500% Due 03/15/12	500,000	530,888
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	826,874
Bank of New York Mellon, 6.375% Due 04/01/12	1,010,000	1,063,858
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	516,117
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	1,000,000	1,019,025
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/14	1,000,000	1,045,028
JP Morgan Chase and Company Senior Unsecured Notes, 4.750% Due 05/01/13	500,000	531,416
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	1,068,141
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	1,001,664
PNC Funding Corporation Bank Guarantee Note, 5.250% Due 11/15/15	1,000,000	1,076,477
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	371,104
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	1,030,000	1,147,186
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	1,000,000	1,053,768
27.5%	- Total Finance	$14,397,776

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.875% Due 05/15/16	1,228,000	1,407,009
Clorox Company Senior Unsecured Notes, 5.000% Due 03/01/13	1,000,000	1,061,381
Emerson Electric Company Senior Unsecured Notes, 5.000% Due 12/15/14	1,000,000	1,106,910
General Electric Capital Corp Notes, 6.000% Due 6/15/12	2,313,000	2,450,031
General Mills Incorporated Senior Unsecured Notes, 6.000% Due 02/15/12	500,000	523,339
IBM Corporation, 7.500% Due 06/15/13	550,000	622,126
Kellogg Corporation Senior Unsecured Notes, 5.125% Due 12/03/12	1,000,000	1,067,236
Kraft Foods Incorporated Senior Unsecured Notes, 6.000% Due 02/11/13	598,000	647,308
Kroger Company Senior Unsecured Notes, 5.500% Due 02/01/13	705,000	754,695
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/14	500,000	545,350
19.5%	- Total Industrials	$10,185,385

Utilities
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	930,000	1,047,483
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	815,000	909,101
Midamerican Energy Holdings, Senior Unsecured Notes, 5.875% Due 10/01/12	769,000	821,538
National Rural Utilities Collateral Trust, 5.500% Due 07/01/13	300,000	327,499
Virginia Electric & Power Company Senior Unsecured Notes, 5.100% Due 11/30/12	500,000	531,980
7.0%	- Total Utilities	$3,637,601

Taxable Municipal Bonds
Campbell Kenton & Boone Counties Kentucky Sanitation District Revenue-
Build America Bonds (Federally Taxable), 3.500% Due 08/01/13	380,000	390,332
State of Kentucky Property & Buildings Commission Revenue
Build America Bonds (Federally Taxable), 4.077% Due 11/01/15	1,000,000	1,037,010
2.7%	- Total Municipal Bonds	$1,427,342

United States Government Agency Obligations
Federal Home Loan Bank Step Up Coupon, 1.125% Due 02/16/16	2,000,000	1,999,784
Federal National Mortgage Association Notes, 1.500% Due 10/14/14	2,000,000	1,978,348
Federal National Mortgage Association Notes, Step Up Coupon, 2.000% Due 03/26/15	1,500,000	1,531,206
Federal National Mortgage Association Notes, 2.000% Due 05/05/15	1,750,000	1,737,029
Federal National Mortgage Association Notes Step Up Coupon, 2.125% Due 12/30/15	1,000,000	994,117
Fannie Mae Notes, 3.000% Due 07/23/15	1,850,000	1,894,372
19.4%	- Total United States Government Agency Obligations	$10,134,856

United States Government Agency Obligations - Mortgage Backed Securities
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	426,782	453,016
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	164,124	167,796
1.2%	- Total United States Government Agency Obligations - Mortgage Backed Securities	$620,812

United States Government Treasury Obligations
United States Treasury Note, 1.125% Due 12/15/11	1,500,000	1,509,551
United States Treasury Bill, 0% Due 06/30/2011**	2,000,000	1,998,887
6.7%	- Total United States Government Treasury Obligations	$3,508,438

Total Fixed Income - Bonds: 84.0%	$43,912,210
(Fixed Income Identified Cost $43,264,242)

Cash & Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund, 0.03% yield*	3,603,347	3,603,347
Total Cash Equivalents: 6.9%	$3,603,347
(Cash Equivalents Identified Cost $3,603,347)

Total Portfolio Value: 90.9%	$47,515,557
(Identified Cost $46,867,589)

Other Assets Less Liabilities: 9.1%	$4,756,162

Total Net Assets: 100.0%	$52,271,719

Futures Contracts	Long	Unrealized
Contracts	Appreciation
E-mini Standard & Poors 500 expiring June 2011 (50 units per contact)	786	$1,199,645
(Notional Value of $52,105,119.00)

** Non-income producing security
CMO - Collateralized Mortgage Obligation

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using  market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2011:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$3,859,890	$	---	$	---	$3,859,890
Industrials	4,296,771		---		---	4,296,771
Telecomm Services	1,930,573		---		---	1,930,573
Consumer Staples	11,230,405		---		---	11,230,405
Consumer Discretionary	5,517,555		---		---	5,517,555
Energy	8,487,394		---		---	8,487,394
Financial Services	6,973,225		---		---	6,973,225
Health Care	8,377,454		---		---	8,377,454
Information Technology	9,893,466		---		---	9,893,466
Utilities	1,241,302		---		---	1,241,302
Money Market Fund	719,292		---		---	719,292
Total	$62,527,327		$--	$	---	$62,527,327

Growth Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$3,815,225	$	---	$	---
Industrials	4,302,892		---		---
Consumer Staples	3,222,442		---		---	3,222,442
Consumer Discretionary	3,272,643		---		---	3,272,643
Energy	6,022,156		---		---	6,022,156
Financial Services	7,103,035		---		---	7,103,035
Health Care	4,495,093		---		---	4,495,093
Information Technology	8,646,283		---		---	8,646,283
Money Market Fund	539,115		---		---	539,115
Total	$41,418,884		$--	$	---	$41,418,884

Dynamic Growth Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$1,648,272	$	---	$	---	$1,648,272
Industrials	2,026,375		---		---	2,026,375
Telecommunication Services	89,320		---		---	89,320
Consumer Discretionary	1,733,162		---		---	1,733,162
Energy	2,233,391		---		---	2,233,391
Financial Services	735,330		---		---	735,330
Health Care	529,647		---		---	529,647
Information Technology	3,597,434		---		---	3,597,434
Fixed Income	---		11,526		---	11,526
Money Market Fund	54,161		---		---	54,161
Total	$12,647,092		$11,526	$	---	$12,658,618

Disciplined Large-Cap Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$ 540,715	$ ---	$ ---	$ 540,715
Industrials	552,589	---	---	552,589
Telecomm Services	241,825	---	---	241,825
Consumer Staples	281,887	---	---	281,887
Consumer Discretionary	965,360	---	---	965,360
Energy	1,854,699	---	---	1,854,699
Financial Services	1,293,520	---	---	1,293,520
Health Care	472,720	---	---	472,720
Information Technology	2,753,586	---	---	2,753,586
Utilities	175,005	---	---	175,005
Real Estate Investment Trusts	77,637	---	---	77,637
Money Market Fund	126,286	---	---	126,286
Total	$ 9,335,829	$ --	$ ---	$ 9,335,829

Disciplined Mid-Cap Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$ 4,326,436	$ ---	$ ---	$ 4,326,436
Industrials	4,885,016	---	---	4,885,016
Telecomm Services	740,544	---	---	740,544
Consumer Staples	1,688,368	---	---	1,688,368
Consumer Discretionary	5,475,973	---	---	5,475,973
Energy	5,540,786	---	---	5,540,786
Financial Services	5,231,809	---	---	5,231,809
Health Care	4,374,435	---	---	4,374,435
Information Technology	14,277,117	---	---	14,277,117
Utilities	279,750	---	---	279,750
Real Estate Investment Trusts	342,705	---	---	342,705
Money Market Fund	276,928	---	---	276,928
Total	$ 47,439,867	$ --	$ ---	$ 47,439,867

Disciplined Small-Cap Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$ 1,131,265	$ ---	$ ---	$ 1,131,265
Industrials	1,355,599	---	---	1,355,599
Consumer Staples	160,611	---	---	160,611
Consumer Discretionary	1,028,849	---	---	1,028,849
Energy	701,111	---	---	701,111
Financial Services	571,801	---	---	571,801
Health Care	387,346	---	---	387,346
Information Technology	2,285,447	---	---	2,285,447
Money Market Fund	61,196	---	---	61,196
Total	$ 7,683,225	$ --	$ ---	$ 7,683,225

Realty Fund	Level 1	Level 2	Level 3	Total
REIT – Apartments	$ 1,611,671	$ ---	$ ---	$ 1,611,671
REIT – Diversified	615,537	---	---	615,537
REIT – Healthcare	516,180	---	---	516,180
REIT – Lodging and Hotels	1,146,484	---	---	1,146,484
REIT – Materials	261,660	---	---	261,660
REIT – Office and Industrial	2,043,513	---	---	2,043,513
REIT – Retail	2,858,645	---	---	2,858,645
REIT – Storage	443,640	---	---	443,640
Money Market Fund	138,187	---	---	138,187
Total	$ 9,635,517	$ --	$ ---	$ 9,635,517

International Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$ 1,583,569	$ ---	$ ---	$ 1,583,569
Industrials	1,544,997	---	---	1,544,997
Telecomm Services	1,052,429	---	---	1,052,429
Consumer Staples	1,170,160	---	---	1,170,160
Consumer Discretionary	943,817	---	---	943,817
Energy	1,591,396	---	---	1,591,396
Financial Services	3,101,842	---	---	3,101,842
Health Care	843,829	---	---	843,829
Information Technology	1,054,535	---	---	1,054,535
Utilities	484,817	---	---	484,817
Money Market Fund	132,729	---	---	132,729
Total	$ 13,504,120	$ ---	$ ---	$ 13,504,120

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds
Bank and Finance	$ ---	$ 42,511,473	$ ---	$ 42,511,473
Industrials	---	35,024,634	---	35,024,634
Utilities	---	18,724,214	---	18,724,214
U.S. Government Obligations	---	19,122,752	---	19,122,752
U.S. Government Agency Obligations	---	16,388,743	---	16,388,743
U.S. Government Agency Obligations – Mortgage-Backed	---	14,928,194	---	14,928,194
Taxable Municipal Bonds	---	22,351,050	---	22,351,050
Sovereign Bonds	---	5,090,224	---	5,090,224
Money Market Fund	5,805,778	---	---	5,805,778
Total	$ 5,805,778	$ 174,141,284	$ ---	$ 179,947,062

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds
General Obligation – City	$ ---	$ 4,272,501	$ ---	$ 4,272,501
General Obligation – County	---	969,740	---	969,740
General Obligation – State	---	3,465,699	---	3,465,699
Higher Education	---	6,390,614	---	6,390,614
Hospital / Health	---	1,690,293	---	1,690,293
Revenue Bonds – Electric	---	598,359	---	598,359
Revenue Bonds – Water & Sewer	---	2,638,314	---	2,638,314
Other Revenue	---	2,877,346	---	2,877,346
School District	---	8,354,939	---	8,354,939
State Agency	---	1,491,099	---	1,491,099
Housing	---	1,575,067	---	1,575,067
Money Market Fund	613,370	---	---	613,370
Total	$ 613,370	$ 34,323,971	$ ---	$ 34,937,341

JIC Institutional Bond Fund I	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$11,242,883	$	---	$11,242,883
Industrial		---	9,869,696		---	9,869,696
Utilities		---	3,564,629		---	3,564,629
U.S. Agency Obligations		---	17,980,330		---	17,980,330
U.S. Agency Obligations – Mortgage-Backed		---	370,330		---	370,330
U.S. Treasury Obligations		---	8,367,448		---	8,367,448
Taxable Municipal Bonds		---	5,099,199		---	5,099,199
Sovereign Bonds		---	1,530,129		---	1,530,129
Money Market Fund		7,741,496	---		---	7,741,496
Total		$7,741,496	$58,024,644	$	---	$65,766,140

JIC Institutional Bond Fund II	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$15,089,692	$	---	$15,089,692
Industrial		---	11,515,141		---	11,515,141
Utilities		---	5,236,805		---	5,236,805
U.S. Agency Obligations		---	12,382,007		---	12,382,007
U.S. Agency Obligations – Mortgage-Backed		---	3,110,303		---	3,110,303
U.S. Treasury Obligations		---	8,655,606		---	8,655,606
Taxable Municipal Bonds		---	6,783,687		---	6,783,687
Money Market Fund		1,205,837	---		---	1,205,837
Total		$1,205,837	$63,880,052	$	---	$65,085,889

JIC Institutional Bond Fund III	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$12,105,318	$	---	$12,105,318
Industrial		---	11,304,960		---	11,304,960
Utilities		---	3,650,177		---	3,650,177
U.S. Agency Obligations		---	11,873,295		---	11,873,295
U.S. Agency Obligations – Mortgage-Backed		---	1,831,713		---	1,831,713
U.S. Treasury Obligations		---	8,098,366		---	8,098,366
Taxable Municipal Bonds		---	6,062,083		---	6,062,083
Money Market		3,433,224	---		---	3,433,224
		$3,433,224	$54,925,912	$	---	$58,359,136

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$14,397,776	$	---	$14,397,776
Industrial		---	10,185,385		---	10,185,385
Utilities		---	3,637,601		---	3,637,601
Taxable Municipal Bonds		---	1,427,342		---	1,427,342
U.S. Agency Obligations		---	10,134,856		---	10,134,856
U.S. Agency Obligations – Mortgage-Backed		---	620,812		---	620,812
U.S. Treasury Obligations		---	3,508,438		---	3,508,438
Money Market		3,603,347	---		---	3,603,347
Sub-Total	$	---	$43,912,210	$	---	$47,515,557
Other Financial Instruments*		1,199,645	---		---	1,199,645
Total		$4,802,992	$43,912,210	$	---	$48,715,202

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value.  As of and during the six month period ended June 30, 2010, no securities were transferred into or out of Level 1 or Level 2.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation.  The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year, generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December).  The contracts are held until it is time to roll into the next contracts.  The average daily notional value for the nine months ended September 30, 2010 was $42,966,398.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date.  A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold.  Realized gains/losses on futures contracts are reported separately within the Statement of Operations.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Balance of Net Due from Broker as of March 31, 2011:
Net variation margin payable on futures contracts as of March 31, 2011:	$113,970
Net Due from Broker:		$113,970

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 25, 2011 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: May 31, 2011

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: May 31, 2011

* Print the name and title of each signing officer under his or her signature